UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:       12/31

Date of reporting period:    09/30/18

Item 1. Schedule of Investments.

Invesco Alternative Strategies Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	ALST-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Alternative Strategies Fund Schedule of Investments in Affiliated Issuers–99.58%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–28.19%
Invesco DB Base Metals Fund(b)	2.53%	$66,984	$28,639	$(13,942)	$(11,052)	$970	$—	4,308	$71,599

Invesco DB Silver Fund	2.02%	53,518	18,640	(6,392)	(8,295)	(350)	—	2,575	57,121

Invesco Global Targeted Returns Fund -Class R6(b)	23.64%	511,755	260,414	(97,835)	(3,991)	(1,156)	—	67,663	669,187

Total Alternative Funds		632,257	307,693	(118,169)	(23,338)	(536)	—		797,907

Asset Allocation Funds–28.69%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	14.15%	407,737	117,780	(119,171)	(4,026)	(1,940)	—	36,901	400,380

Invesco Balanced-Risk Commodity Strategy Fund-Class R6	2.40%	64,300	17,734	(10,976)	(2,640)	(574)	—	9,977	67,844

Invesco Macro Allocation Strategy Fund Class R6(b)	12.14%	347,980	93,160	(98,145)	1,791	(1,193)	—	36,206	343,593

Total Asset Allocation Funds		820,017	228,674	(228,292)	(4,875)	(3,707)	—		811,817

Domestic Equity Funds–17.66%
Invesco All Cap Market Neutral Fund -Class R6(b)	13.62%	336,860	131,705	(89,148)	25,956	(20,031)	—	44,964	385,342

Invesco Long/Short Equity Fund -Class R6	4.04%	105,513	34,016	(26,365)	1,479	(295)	—	9,473	114,348

Total Domestic Equity Funds		442,373	165,721	(115,513)	27,435	(20,326)	—		499,690

Fixed-Income Funds–1.96%
Invesco Floating Rate Fund-Class R6	1.96%	51,580	7,211	(3,573)	276	(71)	1,729	7,302	55,423

Foreign Equity Funds–18.84%
Invesco Global Infrastructure Fund -Class R6	3.62%	97,359	24,280	(17,271)	(1,208)	(531)	1,198	9,935	102,629

Invesco Global Market Neutral Fund -Class R6(b)	15.22%	457,902	116,989	(141,110)	9,014	(12,119)	—	46,762	430,676

Total Foreign Equity Funds		555,261	141,269	(158,381)	7,806	(12,650)	1,198		533,305

Real Estate Funds–3.78%
Invesco Global Real Estate Fund -Class R6	3.78%	102,269	27,100	(19,612)	(2,495)	(148)	1,919	8,170	107,114

Money Market Funds–0.46%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(c)	0.16%	4,509	326,562	(326,514)	—	—	73	4,557	4,557

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(c)	0.12%	3,220	233,259	(233,228)	—	3	56	3,254	3,254

Invesco Treasury Portfolio –Institutional Class, 1.97%(c)	0.18%	5,153	365,344	(365,289)	—	—	79	5,208	5,208

Total Money Market Funds		12,882	925,165	(925,031)	—	3	208		13,019

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,837,684)	99.58%	$2,616,639	$1,802,833	$(1,568,571)	$4,809	$(37,435)	$5,054		$2,818,275

OTHER ASSETS LESS LIABILITIES	0.42%								11,832

NET ASSETS	100.00%								$2,830,107

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value

Invesco Alternative Strategies Fund

A.	Security Valuations – (continued)

and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Alternative Strategies Fund

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Alternative Strategies Fund

Invesco Allocation Funds Invesco Conservative Allocation Fund Invesco Growth Allocation Fund Invesco Moderate Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	AAS-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.14%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–3.49%
Invesco Global Targeted Returns Fund–Class R6(b)	3.49%	$8,001,974	$3,011,437	$(467,465)	$(68,785)	$(803)	$—	1,059,288	$10,476,358

Asset Allocation Funds–3.47%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	3.47%	8,157,296	3,085,618	(688,828)	(154,440)	8,605	—	959,286	10,408,251

Domestic Equity Funds–22.96%
Invesco All Cap Market Neutral Fund–Class R6(b)	0.00%	6,416,736	226,269	(6,642,361)	1,257,688	(1,258,332)	—	—	—

Invesco American Franchise Fund–Class R6 (b)	2.56%	7,969,999	453,700	(2,131,071)	936,444	440,470	—	319,298	7,669,542

Invesco Diversified Dividend Fund–Class R6	6.89%	24,145,843	1,536,604	(4,946,522)	(210,718)	152,737	385,697	1,016,615	20,677,944

Invesco Equally-Weighted S&P 500 Fund–Class R6	5.45%	18,538,980	1,238,167	(4,650,164)	433,744	786,066	—	251,838	16,346,793

Invesco Growth and Income Fund–Class R6	4.52%	15,392,638	1,525,016	(3,676,518)	71,447	249,423	189,227	492,985	13,562,006

Invesco Russell Top 200 Pure Growth ETF	3.54%	11,184,296	1,137,010	(3,783,383)	988,856	1,091,139	52,684	194,717	10,617,918

Total Domestic Equity Funds		83,648,492	6,116,766	(25,830,019)	3,477,461	1,461,503	627,608		68,874,203

Fixed-Income Funds–59.80%
Invesco 1-30 Laddered Treasury ETF	4.17%	17,608,992	1,149,501	(5,356,265)	(1,154,550)	259,924	242,326	403,016	12,507,602

Invesco Core Plus Bond Fund–Class R6	17.94%	57,987,955	3,046,764	(4,769,608)	(2,378,478)	(59,143)	1,503,143	5,150,956	53,827,490

Invesco Emerging Market Flexible Bond Fund–Class R6	2.98%	16,048,596	572,187	(6,352,756)	742,237	(2,070,511)	366,012	1,515,212	8,939,753

Invesco Emerging Markets Sovereign Debt ETF	1.52%	—	4,640,945	—	(91,065)	—	91,908	168,639	4,549,880

Invesco Floating Rate Fund–Class R6	4.00%	17,816,373	668,246	(6,531,277)	88,227	(26,432)	501,814	1,583,022	12,015,137

Invesco High Yield Fund–Class R6	7.49%	19,471,234	5,758,875	(2,325,648)	(372,339)	(45,927)	863,923	5,497,847	22,486,195

Invesco LadderRite 0-5 Year Corporate Bond ETF	0.00%	8,020,945	94,553	(7,960,616)	(51,337)	(103,545)	52,846	—	—

Invesco Quality Income Fund–Class R5	7.00%	29,780,928	1,494,643	(9,056,926)	(688,574)	(522,683)	777,687	1,829,912	21,007,388

Invesco Short Duration Inflation Protected Fund–Class R6	5.23%	15,247,781	2,058,363	(1,434,837)	(182,130)	(11,855)	258,418	1,532,485	15,677,322

Invesco Short Term Bond Fund–Class R6	6.00%	11,251,700	8,092,992	(1,225,831)	(124,248)	(2,267)	281,184	2,119,240	17,992,346

Invesco Variable Rate Investment Grade ETF	3.47%	—	10,831,853	(379,937)	(24,932)	(935)	128,217	415,546	10,426,049

Total Fixed-Income Funds		193,234,504	38,408,922	(45,393,701)	(4,237,189)	(2,583,374)	5,067,478		179,429,162

Foreign Equity Funds–7.07%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.52%	9,771,170	2,854,219	(1,591,998)	(661,360)	190,167	227,139	244,084	10,562,198

Invesco International Growth Fund–Class R6	3.55%	9,733,143	2,330,297	(1,008,065)	(534,264)	124,116	—	302,249	10,645,227

Total Foreign Equity Funds		19,504,313	5,184,516	(2,600,063)	(1,195,624)	314,283	227,139		21,207,425

Real Estate Funds–2.97%
Invesco Global Real Estate Income Fund–Class R6	2.97%	9,671,426	599,910	(1,148,628)	(241,437)	30,726	242,923	1,002,474	8,911,997

Money Market Funds–0.38%
Invesco Government & Agency Portfolio–Institutional Class, 1.97% (c)	0.15%	404,778	8,461,839	(8,406,508)	—	—	4,996	460,109	460,109

Invesco Liquid Assets Portfolio–Institutional Class, 2.15% (c)	0.11%	289,119	6,044,171	(6,004,643)	12	(30)	4,051	328,530	328,629

Invesco Treasury Portfolio–Institutional Class, 1.97% (c)	0.12%	462,604	9,690,156	(9,803,980)	—	—	4,564	348,780	348,780

Total Money Market Funds		1,156,501	24,196,166	(24,215,131)	12	(30)	13,611		1,137,518

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $269,601,242)	100.14%	$323,374,506	$80,603,335	$(100,343,835)	$(2,420,002)	$(769,090)	$6,178,759		$300,444,914

OTHER ASSETS LESS LIABILITIES	(0.14)%								(413,239)

NET ASSETS	100.00%								$300,031,675

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–4.42%
Invesco Balanced-Risk Allocation Fund-Class R6(b)	4.42%	$47,621,767	$2,266,167	$(4,243,175)	$(1,013,446)	$284,295	$—	4,139,687	$44,915,608

Domestic Equity Funds–56.19%
Invesco All Cap Market Neutral Fund–Class R6 (b)	4.01%	42,160,997	4,551,953	(6,627,357)	788,898	(137,526)	—	4,753,438	40,736,965

Invesco American Franchise Fund–Class R6 (b)	5.84%	60,221,585	2,051,553	(13,449,061)	5,537,789	4,933,171	—	2,468,569	59,295,037

Invesco Comstock Fund–Class R6	7.04%	84,364,014	4,855,952	(20,597,146)	(4,504,009)	7,391,894	951,873	2,564,027	71,510,705

Invesco Diversified Dividend Fund–Class R6	11.47%	121,631,398	5,596,772	(10,566,774)	(2,048,473)	1,856,562	2,097,447	5,726,130	116,469,485

Invesco Equally-Weighted S&P 500 Fund–Class R6	8.55%	105,486,236	2,266,091	(27,017,041)	64,718	6,032,031	—	1,337,730	86,832,035

Invesco Long/Short Equity Fund–Class R6	3.03%	31,535,069	2,284,135	(3,386,215)	(7,971)	308,478	—	2,546,272	30,733,496

Invesco Russell Top 200 Pure Growth ETF	7.10%	73,486,341	2,542,082	(17,451,204)	7,143,772	6,387,245	356,237	1,322,359	72,108,236

Invesco S&P Midcap Low Volatility ETF	3.96%	42,310,633	1,173,909	(6,089,965)	1,804,153	950,209	557,136	827,131	40,148,939

Invesco S&P Smallcap Low Volatility ETF	2.93%	26,358,430	5,749,501	(4,559,431)	1,603,026	547,626	397,736	600,711	29,699,152

Invesco Small Cap Equity Fund–Class R6 (b)	2.26%	23,705,536	627,750	(3,148,211)	1,060,204	710,610	—	1,255,106	22,955,889

Total Domestic Equity Funds		611,260,239	31,699,698	(112,892,405)	11,442,107	28,980,300	4,360,429		570,489,939

Fixed-Income Funds–12.99%
Invesco 1-30 Laddered Treasury ETF	2.47%	26,489,072	3,135,562	(3,180,110)	(1,464,841)	43,372	420,105	806,285	25,023,055

Invesco Core Plus Bond Fund–Class R6	5.27%	55,809,914	6,842,176	(6,793,335)	(2,385,848)	14,591	1,463,705	5,118,421	53,487,498

Invesco Emerging Markets Flexible Bond Fund–Class R6	0.99%	10,618,585	1,446,471	(781,655)	(1,250,517)	44,935	333,410	1,708,105	10,077,819

Invesco Quality Income Fund–Class R5	2.50%	26,564,905	2,828,323	(2,812,125)	(1,134,903)	(27,019)	813,140	2,214,214	25,419,181

Invesco Short Term Bond Fund–Class R6	1.76%	18,607,355	1,343,965	(1,923,898)	(202,967)	8,962	372,223	2,100,520	17,833,417

Total Fixed-Income Funds		138,089,831	15,596,497	(15,491,123)	(6,439,076)	84,841	3,402,583		131,840,970

Foreign Equity Funds–23.68%
Invesco Developing Markets Fund–Class R6	2.17%	24,006,917	3,168,006	(1,718,603)	(3,728,792)	333,614	—	685,981	22,061,142

Invesco FTSE RAFI Developed Markets ex- U.S. ETF	6.97%	66,139,492	13,061,377	(5,157,615)	(4,063,224)	776,623	1,532,464	1,635,130	70,756,653

Invesco International Companies Fund–Class R6	5.85%	50,677,563	14,419,352	(3,432,445)	(3,006,062)	759,012	—	5,074,075	59,417,420

Invesco International Growth Fund–Class R6	6.77%	71,920,377	2,595,185	(2,915,772)	(3,917,036)	987,381	—	1,949,748	68,670,135

Invesco Low Volatility Emerging Markets Fund–Class R6	1.92%	21,413,991	2,175,433	(1,388,256)	(3,051,446)	304,729	—	2,543,066	19,454,451

Total Foreign Equity Funds		234,158,340	35,419,353	(14,612,691)	(17,766,560)	3,161,359	1,532,464		240,359,801

Real Estate Funds–2.49%
Invesco Global Real Estate Income Fund–Class R6	2.49%	26,477,450	1,422,097	(1,998,841)	(684,260)	48,873	679,807	2,841,993	25,265,319

Money Market Funds–0.33%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	0.05%	1,009,220	22,229,954	(22,720,011)	—	—	10,655	519,163	519,163

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(c)	0.04%	720,739	15,878,538	(16,228,657)	49	132	8,717	370,689	370,801

Invesco Treasury Portfolio –Institutional Class, 1.97%(c)	0.24%	1,153,394	29,207,743	(27,877,939)	—	—	23,525	2,483,198	2,483,198

Total Money Market Funds		2,883,353	67,316,235	(66,826,607)	49	132	42,897		3,373,162

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $828,171,371)	100.10%	$1,060,490,980	$153,720,047	$(216,064,842)	$(14,461,186)	$32,559,800	$10,018,180		$1,016,244,799

OTHER ASSETS LESS LIABILITIES	(0.10)%								(1,024,312)

NET ASSETS	100.00%								$1,015,220,487

Investment Abbreviations:

ETF  —  Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–4.45%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	4.45%	$35,029,402	$595,816	$(2,456,082)	$(525,669)	$23,005	$—	3,010,735	$32,666,472

Domestic Equity Funds–42.61%
Invesco All Cap Market Neutral Fund–Class R6 (b)	3.06%	23,058,231	1,142,727	(2,123,960)	683,086	(344,806)	—	2,615,552	22,415,278

Invesco American Franchise Fund–Class R6 (b)	4.34%	32,458,395	1,873,792	(8,121,083)	4,175,718	1,486,486	—	1,326,949	31,873,308

Invesco Comstock Fund–Class R6	4.99%	50,556,486	3,464,411	(18,946,760)	(467,076)	2,019,365	519,362	1,313,246	36,626,426

Invesco Diversified Dividend Fund–Class R6	9.94%	77,126,143	4,611,919	(8,826,712)	(174,920)	151,494	1,316,103	3,583,477	72,887,924

Invesco Equally-Weighted S&P 500 Fund–Class R6	6.26%	61,791,248	3,179,839	(22,353,361)	(1,631,813)	4,964,528	—	707,910	45,950,441

Invesco Long/Short Equity Fund–Class R6	2.00%	15,566,893	1,110,887	(2,170,346)	(49,448)	242,841	—	1,217,964	14,700,827

Invesco Russell Top 200 Pure Growth ETF	6.09%	45,931,791	2,494,483	(12,237,176)	5,098,184	3,411,504	222,401	819,710	44,698,786

Invesco S&P Midcap Low Volatility ETF	2.22%	17,228,971	494,668	(2,577,923)	907,460	220,587	228,436	335,265	16,273,763

Invesco S&P Smallcap Low Volatility ETF	1.71%	—	13,001,010	(1,538,024)	963,111	104,471	142,649	253,450	12,530,568

Invesco Small Cap Equity Fund–Class R6 (b)	2.00%	15,481,355	143,099	(2,117,101)	816,280	323,327	—	800,818	14,646,960

Total Domestic Equity Funds		339,199,513	31,516,835	(81,012,446)	10,320,582	12,579,797	2,428,951		312,604,281

Fixed-Income Funds–33.76%
Invesco 1-30 Laddered Treasury ETF	3.40%	38,587,101	2,900,492	(14,547,961)	(2,378,481)	411,844	509,011	804,672	24,972,995

Invesco Core Plus Bond Fund–Class R6	10.18%	79,456,842	6,523,420	(7,969,374)	(3,192,097)	(174,257)	2,068,079	7,143,018	74,644,534

Invesco Emerging Markets Flexible Bond Fund–Class R6	2.01%	23,229,597	1,868,839	(8,353,001)	769,422	(2,802,280)	564,199	2,493,657	14,712,577

Invesco Emerging Markets Sovereign Debt ETF	1.24%	—	9,304,815	—	(182,580)	—	184,271	338,111	9,122,235

Invesco Floating Rate Fund–Class R6	2.01%	17,403,695	1,236,127	(3,967,686)	76,903	(11,598)	551,890	1,941,692	14,737,441

Invesco High Yield Fund–Class R6	2.77%	23,353,929	1,706,090	(4,233,662)	(495,688)	(18,013)	878,308	4,966,420	20,312,656

Invesco Quality Income Fund–Class R5	6.19%	46,492,741	6,127,437	(5,145,462)	(1,805,396)	(241,989)	1,455,072	3,957,085	45,427,331

Invesco Short Duration Inflation Protected Fund–Class R6	3.22%	19,385,026	6,581,055	(2,045,072)	(258,112)	(15,645)	370,784	2,311,559	23,647,252

Invesco Short Term Bond Fund–Class R6	2.74%	15,507,454	6,546,015	(1,790,730)	(160,049)	(7,677)	336,088	2,366,904	20,095,013

Total Fixed-Income Funds		263,416,385	42,794,290	(48,052,948)	(7,626,078)	(2,859,615)	6,917,702		247,672,034

Foreign Equity Funds–16.50%
Invesco Developing Markets Fund–Class R6	1.01%	11,740,198	980,888	(4,077,804)	(1,939,807)	727,881	—	231,074	7,431,356

Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.46%	36,979,026	9,558,029	(4,642,852)	(2,360,842)	492,162	866,690	924,958	40,025,523

Invesco International Companies Fund–Class R6	3.97%	23,619,554	9,030,035	(2,497,520)	(1,343,703)	319,720	—	2,487,454	29,128,086

Invesco International Growth Fund–Class R6	5.06%	34,940,947	5,731,253	(2,159,283)	(1,793,759)	352,968	—	1,052,587	37,072,126

Invesco Low Volatility Emerging Markets Fund–Class R6	1.00%	9,959,025	920,708	(2,543,718)	(1,418,492)	442,886	—	962,145	7,360,409

Total Foreign Equity Funds		117,238,750	26,220,913	(15,921,177)	(8,856,603)	2,335,617	866,690		121,017,500

Real Estate Funds–2.47%
Invesco Global Real Estate Income Fund–Class R6	2.47%	19,307,677	996,700	(1,760,766)	(448,667)	421	491,915	2,035,474	18,095,365

Money Market Funds–0.28%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(c)	0.14%	846,392	17,535,279	(17,357,638)	—	—	12,830	1,024,033	1,024,033

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(c)	0.10%	604,539	12,525,217	(12,398,313)	82	132	10,453	731,437	731,657

Invesco Treasury Portfolio –Institutional Class, 1.97%(c)	0.04%	967,306	19,522,072	(20,203,020)	—	—	8,928	286,358	286,358

Total Money Market Funds		2,418,237	49,582,568	(49,958,971)	82	132	32,211		2,042,048

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $607,014,141)	100.07%	$776,609,964	$151,707,122	$(199,162,390)	$(7,136,353)	$12,079,357	$10,737,469		$734,097,700

OTHER ASSETS LESS LIABILITIES	(0.07)%								(516,296)

NET ASSETS	100.00%								$733,581,404

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF   — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE,

Invesco Allocation Funds

A.	Security Valuations – (continued)

events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Treasury Inflation-Protected Securities - The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Allocation Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Allocation Funds

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2018

invesco.com/us	IBRR-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–60.08%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	60.08%	$15,040,728	$56,822	$(2,401,652)	$(232,788)	$49,213	$—	1,153,210	$12,512,323

Money Market Funds–39.99%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	23.99%	5,848,441	1,848,872	(2,700,757)	—	—	65,632	4,996,556	4,996,556

Invesco Treasury Portfolio –Institutional Class, 1.97%(c)	16.00%	3,898,960	4,912,334	(5,480,256)	—	—	43,513	3,331,037	3,331,038

Total Money Market Funds		9,747,401	6,761,206	(8,181,013)	—	—	109,145		8,327,594

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $20,690,491)	100.07%	$24,788,129	$6,818,028	$(10,582,665)	$(232,788)	$49,213	$109,145		$20,839,917

OTHER ASSETS LESS LIABILITIES	(0.07)%								(13,627)

NET ASSETS	100.00%								$20,826,290

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers–100.84%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–66.88%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	66.88%	$46,601,141	$—	$(11,853,300)	$(828,480)	$265,398	$—	3,150,669	$34,184,759

Money Market Funds–33.96%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	20.38%	11,006,717	8,130,682	(8,721,842)	—	—	131,807	10,415,557	10,415,557

Invesco Treasury Portfolio –Institutional Class, 1.97%(c)	13.58%	7,337,811	12,720,778	(13,114,885)	—	—	87,352	6,943,704	6,943,704

Total Money Market Funds		18,344,528	20,851,460	(21,836,727)	—	—	219,159		17,359,261

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $51,191,533)	100.84%	$64,945,669	$20,851,460	$(33,690,027)	$(828,480)	$265,398	$219,159		$51,544,020

OTHER ASSETS LESS LIABILITIES	(0.84)%								(426,889)

NET ASSETS	100.00%								$51,117,131

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–99.51%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	94.75%	$67,696,154	$1,243,563	$(13,608,078)	$(1,236,329)	$405,801	$—	5,023,144	$54,501,111

Invesco Balanced-Risk Aggressive Allocation Fund(b)	4.76%	5,381,921	40,537	(2,591,392)	136,248	(229,582)	—	330,644	2,737,732

Total Asset Allocation Funds		73,078,075	1,284,100	(16,199,470)	(1,100,081)	176,219	—		57,238,843

Money Market Funds–0.57%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(c)	0.34%	294,743	5,204,661	(5,300,880)	—	—	2,149	198,524	198,524

Invesco Treasury Portfolio–Institutional Class, 1.97%(c)	0.23%	196,495	3,576,995	(3,641,141)	—	—	1,439	132,349	132,349

Total Money Market Funds		491,238	8,781,656	(8,942,021)	—	—	3,588		330,873

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $59,120,418)	100.08%	$73,569,313	$10,065,756	$(25,141,491)	$(1,100,081)	$176,219	$3,588		$57,569,716

OTHER ASSETS LESS LIABILITIES	(0.08)%								(48,356)

NET ASSETS	100.00%								$57,521,360

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–99.48%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	60.68%	$31,154,838	$1,634,514	$(6,567,523)	$(613,019)	$215,242	$—	2,380,097	$25,824,052

Invesco Balanced-Risk Aggressive Allocation Fund(b)	38.80%	22,366,385	561,007	(5,960,159)	(381,852)	(74,977)	—	1,994,010	16,510,404

Total Asset Allocation Funds		53,521,223	2,195,521	(12,527,682)	(994,871)	140,265	—		42,334,456

Money Market Funds–0.60%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(c)	0.36%	255,193	3,266,874	(3,369,593)	—	—	1,745	152,474	152,474

Invesco Treasury Portfolio–Institutional Class, 1.97%(c)	0.24%	170,129	2,311,421	(2,379,900)	—	—	1,157	101,650	101,650

Total Money Market Funds		425,322	5,578,295	(5,749,493)	—	—	2,902		254,124

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $47,949,232)	100.08%	$53,946,545	$7,773,816	$(18,277,175)	$(994,871)	$140,265	$2,902		$42,588,580

OTHER ASSETS LESS LIABILITIES	(0.08)%								(33,584)

NET ASSETS	100.00%								$42,554,996

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.08%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Asset Allocation Funds–99.69%
Invesco Balanced-Risk Allocation Fund–Class R6(b)	28.44%	$10,000,511	$1,010,848	$(2,299,679)	$113,864	$(246,071)	$—	790,735	$8,579,473

Invesco Balanced-Risk Aggressive Allocation Fund(b)	71.25%	28,181,038	540,474	(6,634,773)	340,845	(935,974)	—	2,595,605	21,491,610

Total Asset Allocation Funds		38,181,549	1,551,322	(8,934,452)	454,709	(1,182,045)	—		30,071,083

Money Market Funds–0.39%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	0.23%	—	3,030,333	(2,959,930)	—	—	1,307	70,403	70,403

Invesco Treasury Portfolio–Institutional Class, 1.97%(c)	0.16%	—	2,136,771	(2,089,835)	—	—	864	46,936	46,936

Total Money Market Funds		—	5,167,104	(5,049,765)	—	—	2,171		117,339

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $32,692,403)	100.08%	$38,181,549	$6,718,426	$(13,984,217)	$454,709	$(1,182,045)	$2,171		$30,188,422

OTHER ASSETS LESS LIABILITIES	(0.08)%								(23,025)

NET ASSETS	100.00%								$30,165,397

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued

Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

Invesco Balanced-Risk Retirement Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Balanced-Risk Retirement Funds

Invesco Convertible Securities Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us MS-CSEC-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Principal Amount	Value

Bonds & Notes–77.03%

Aerospace & Defense–0.66%

Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023	$6,160,000	$8,807,537

Air Freight & Logistics–2.18%

Air Transport Services Group, Inc., Sr. Unsec. Conv. Notes, 1.13%, 10/15/2024	12,000,000	11,503,200
Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	10,000,000	11,579,740
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	5,500,000	5,844,141
		28,927,081

Application Software–11.96%

Atlassian, Inc., Sr. Unsec. Gtd. Conv. Notes, 0.63%, 05/01/2023(b)	10,000,000	13,110,610
Citrix Systems, Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/2019	6,000,000	9,230,364
Coupa Software Inc., Sr. Unsec. Conv. Notes, 0.38%, 01/15/2023(b)	4,500,000	8,221,892
Guidewire Software, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/15/2025	9,000,000	9,662,382
HubSpot, Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2022	3,500,000	5,761,207
New Relic, Inc., Sr. Unsec. Conv. Notes, 0.50%, 05/01/2023(b)	7,600,000	8,119,194
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Bonds, 1.25%, 01/15/2024	9,000,000	12,909,375
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	5,129,000	4,851,567
Nutanix, Inc., Sr. Unsec. Conv. Notes, 0.00%, 01/15/2023(b)(d)	8,000,000	8,872,656
Q2 Holdings, Inc., Sr. Unsec. Conv. Notes, 0.75%, 02/15/2023(b)	10,617,000	12,573,979
RealPage, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 11/15/2022	9,320,000	15,273,280
RingCentral, Inc., Sr. Unsec. Conv. Notes, 0.00% , 03/15/2023(b)(d)	10,836,000	13,641,635
Splunk Inc., Sr. Unsec. Conv. Notes, 0.50%, 09/15/2023(b)	6,000,000	6,223,464
Workday, Inc., Sr. Unsec. Conv. Notes, 0.25%, 10/01/2022(b)	12,500,000	14,489,650

	Principal Amount	Value

Application Software–(continued)

Zendesk, Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2023(b)	$12,500,000	$15,777,025
		158,718,280

Asset Management & Custody Banks–0.38%

Ares Capital Corp., Sr. Unsec. Conv. Notes, 3.75%, 02/01/2022	5,000,000	5,065,790

Biotechnology–5.41%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	5,500,000	6,625,317
Exact Sciences Corp., Sr. Unsec. Conv. Notes, 1.00%, 01/15/2025	12,000,000	14,857,500
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	4,000,000	4,210,000
Ligand Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2023(b)	7,982,000	9,736,188
Neurocrine Biosciences, Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/15/2024	12,000,000	20,484,960
Retrophin, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2025	2,000,000	2,058,790
Sarepta Therapeutics, Inc., Sr. Unsec. Conv. Notes, 1.50%, 11/15/2024(b)	6,000,000	13,845,000
		71,817,755

Broadcasting–0.43%

Liberty Media Corp., Liberty Formula One, Sr. Unsec. Conv. Bonds, 1.00%, 01/30/2023	4,900,000	5,738,351

Cable & Satellite–1.73%

DISH Network Corp., Sr. Unsec. Conv. Bonds, 3.38%, 08/15/2026	7,300,000	6,980,742
GCI Liberty, Inc., Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	14,487,000	15,994,329
		22,975,071

Casinos & Gaming–0.45%

Caesars Entertainment Corp., Sr. Unsec. Conv. Global Notes, 5.00%, 10/01/2024	3,700,000	6,035,022

Communications Equipment–3.23%

CalAmp Corp., Sr. Unsec. Conv. Notes, 2.00%, 08/01/2025(b)	3,680,000	3,724,723
Lumentum Holdings Inc., Sr. Unsec. Conv. Bonds, 0.25%, 03/15/2024	5,000,000	6,010,135
Palo Alto Networks, Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/01/2023(b)	19,100,000	20,058,724
Viavi Solutions Inc., Sr. Unsec. Conv. Notes, 1.75%, 10/10/2018(b)(c)	12,123,000	13,062,533
		42,856,115

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Construction & Engineering–0.70%

Dycom Industries, Inc., Sr. Unsec. Conv. Notes, 0.75%, 09/15/2021	$8,333,000	$9,283,695

Construction Machinery & Heavy Trucks–1.65%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 2.88%, 02/01/2024	11,000,000	13,062,962
Meritor Inc., Sr.Unsec. Conv. Gtd. Notes, 3.25%, 10/15/2037	9,258,000	8,858,369
		21,921,331

Consumer Finance–0.84%

PRA Group, Inc., Sr. Unsec. Conv. Bonds, 3.50%, 06/01/2023	8,943,000	9,177,754
Sr. Unsec. Conv. Notes, 3.00%, 08/01/2020	2,000,000	1,933,692
		11,111,446

Data Processing & Outsourced Services–2.62%

Square, Inc., Sr. Unsec. Conv. Notes, 0.38%, 03/01/2022	3,512,000	15,201,843
0.50%, 05/15/2023(b)	13,785,000	19,561,136
		34,762,979

Education Services–0.42%

Chegg, Inc., Sr. Unsec. Conv. Notes, 0.25%, 05/15/2023(b)	4,575,000	5,522,025

Electric Utilities–0.48%

NextEra Energy, Inc., Series I, Conv. Investment Units, 6.12%, 09/01/2019	111,600	6,355,620

Environmental & Facilities Services–0.45%

Team, Inc., Sr. Unsec. Conv. Notes, 5.00%, 08/01/2023	4,750,000	5,996,875

Health Care Equipment–4.40%

DexCom, Inc., Sr. Unsec. Conv. Notes, 0.75%, 05/15/2022	8,333,000	12,822,404
Insulet Corp., Sr. Unsec. Conv. Notes, 1.38%, 11/15/2024(b)	15,000,000	19,001,340
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021	9,500,000	12,059,053
Wright Medical Group N.V., Sr. Unsec. Conv. Bonds, 2.25%, 11/15/2021	3,500,000	5,064,560
Wright Medical Group, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 06/15/2023(b)	8,940,000	9,493,162
		58,440,519

	Principal Amount	Value

Health Care Technology–1.57%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	$7,000,000	$7,385,112
Teladoc Health, Inc., Sr. Unsec. Conv. Notes, 1.38%, 05/15/2025(b)	7,786,000	13,405,148
		20,790,260

Homefurnishing Retail–0.39%

RH, Sr. Unsec. Conv. Notes, 0.00%, 06/15/2023(b)(d)	5,506,000	5,208,103

Independent Power Producers & Energy Traders–0.99%

NRG Energy, Inc., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 09/01/2025(b)(c)	12,465,000	13,153,542

Interactive Home Entertainment–0.34%

Sea Ltd. (Thailand), Sr. Unsec. Conv. Notes, 2.25%, 07/01/2023(b)	4,588,000	4,551,034

Interactive Media & Services–1.04%

Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	8,805,000	8,128,221
Sr. Unsec. Conv. Notes, 0.25%, 06/15/2024(b)	6,500,000	5,708,489
		13,836,710

Internet & Direct Marketing Retail–3.75%

Altaba Inc., Sr. Unsec. Conv. Notes, 0.00%, 12/01/2018(d)	6,000,000	7,639,422
Booking Holdings Inc., Sr. Unsec. Conv. Notes, 0.35%, 06/15/2020	8,000,000	12,160,784
0.90%, 09/15/2021	6,000,000	7,133,688
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Bonds, 1.25%, 09/15/2019(c)	9,166,000	8,988,179
Liberty Expedia Holdings, Inc., Sr. Unsec. Conv. Deb., 1.00%, 07/05/2022(b)(c)	6,000,000	6,041,400
Wayfair, Inc., Sr. Unsec. Conv. Notes, 0.38%, 09/01/2022	5,150,000	7,789,231
		49,752,704

Internet Services & Infrastructure–2.49%

Akamai Technologies, Inc., Sr. Unsec. Conv. Notes, 0.13%, 05/01/2025(b)	7,900,000	7,788,792
Okta, Inc., Sr. Unsec. Conv. Notes, 0.25%, 02/15/2023(b)	8,400,000	13,021,722
Twilio Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2023(b)	5,497,000	7,417,415
Wix.com Ltd. (Israel), Sr. Unsec. Conv. Notes, 0.00%, 07/01/2023(b)(d)	4,587,000	4,895,545
		33,123,474

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Internet Software & Services–1.35%

IAC FinanceCo, Inc., Sr. Unsec. Gtd. Conv. Bonds, 0.88%, 10/01/2022(b)	$12,000,000	$17,865,216

Life Sciences Tools & Services–1.62%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2023(c)	5,864,000	6,121,629
Illumina, Inc., Sr. Unsec. Conv. Notes, 0.00%, 08/15/2023(b)(d)	13,840,000	15,343,771
		21,465,400

Mortgage REITs–0.35%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	3,711,000	4,584,313

Movies & Entertainment–1.06%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 03/15/2023(b)	13,000,000	14,078,857

Multi-Line Insurance–0.92%

AXA S.A. (France), Sr. Unsec. Conv. Bonds, 7.25%, 05/15/2021(b)	11,352,000	12,195,771

Multi-Utilities–0.78%

Dominion Energy, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019(e)	137,600	6,508,480
DTE Energy Co., Series C, Sr. Unsec. Conv. Investment Units, 6.50%, 10/01/2019	74,100	3,832,452
		10,340,932

Oil & Gas Drilling–1.21%

Transocean Inc., Sr. Unsec. Gtd. Conv. Global Bonds, 0.50%, 01/30/2023	10,829,000	16,081,195

Oil & Gas Equipment & Services–1.90%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Bonds, 3.00%, 01/31/2024	10,582,000	10,562,444
Oil States International, Inc., Sr. Unsec. Conv. Notes, 1.50%, 02/15/2023(b)	13,846,000	14,711,154
		25,273,598

Oil & Gas Exploration & Production–1.87%

Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	11,000,000	14,797,134
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	3,500,000	3,848,572
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	6,500,000	6,250,082
		24,895,788

	Principal Amount	Value

Oil & Gas Storage & Transportation–1.14%

Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	$7,832,000	$6,321,395
Golar LNG Ltd. (Bermuda), Sr. Unsec. Conv. Notes, 2.75%, 02/15/2022	8,350,000	8,752,821
		15,074,216

Packaged Foods & Meats–0.53%

Post Holdings Inc., Series C, Conv. Amortizing Notes, 2.50% (f)	38,800	7,071,719

Pharmaceuticals–3.20%

Avadel Finance Cayman Ltd., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 02/01/2023(b)	3,000,000	2,517,000
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022	8,500,000	8,582,050
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	10,000,000	10,737,190
Sr. Unsec. Gtd. Conv. Notes, 1.50%, 08/15/2024	4,400,000	4,485,532
Medicines Co. (The), Sr. Unsec. Conv. Bonds, 2.50%, 01/15/2022	3,500,000	3,769,826
2.75%, 07/15/2023	3,800,000	3,465,258
Supernus Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 0.63%, 04/01/2023(b)	7,900,000	8,873,398
		42,430,254

Property & Casualty Insurance–0.57%

AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	8,000,000	7,593,600

Semiconductors–6.20%

Inphi Corp., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2021	5,500,000	5,432,020
Integrated Device Technology, Inc., Sr. Unsec. Conv. Bonds, 0.88%, 11/15/2022	9,000,000	13,547,637
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	2,308,000	5,304,073
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	2,482,000	3,762,717
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027	9,375,000	10,014,600
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	9,700,000	15,056,485
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Notes, 1.00%, 12/01/2019	9,794,000	10,222,282
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	5,600,000	6,510,403

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Semiconductors–(continued)

Silicon Laboratories Inc., Sr. Unsec. Conv. Bonds, 1.38%, 03/01/2022	$6,688,000	$7,658,823
Synaptics Inc., Sr. Unsec. Conv. Notes, 0.50%, 06/15/2022	5,000,000	4,795,115
		82,304,155

Steel–1.11%

Cleveland-Cliffs, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2025	9,000,000	14,790,006

Systems Software–2.96%

FireEye, Inc., Sr. Unsec. Conv. Notes, 0.88%, 06/01/2024(b)	8,333,000	8,311,234
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	5,900,000	5,426,619
Rapid7 Inc., Sr. Unsec. Conv. Notes,1.25%, 08/01/2023(b)	3,670,000	4,057,185
ServiceNow, Inc., Sr. Unsec. Conv. Notes, 0.00% , 06/01/2022(d)	14,400,000	21,540,125
		39,335,163

Technology Hardware, Storage & Peripherals–1.70%

Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	8,000,000	7,903,864
Pure Storage, Inc., Sr. Unsec. Conv. Notes, 0.13%, 04/15/2023(b)	5,000,000	5,804,260
Western Digital Corp., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 02/01/2024(b)	9,500,000	8,814,775
		22,522,899
Total Bonds & Notes (Cost $884,270,175)		1,022,654,401

	Shares

Preferred Stocks–17.95%

Agricultural Products–0.41%

Bunge Ltd., $4.88 Conv. Pfd.	50,000	5,425,000

Asset Management & Custody Banks–0.87%

AMG Capital Trust II, $2.58 Conv. Pfd.	200,200	11,540,369

Diversified Banks–3.52%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	17,800	23,037,650
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	18,300	23,623,104
		46,660,754

Gas Utilities–0.77%

South Jersey Industries Inc, $3.63 Conv. Pfd.	183,600	10,246,716

	Shares	Value

Health Care Equipment–1.82%

Becton, Dickinson and Co., Series A, $3.06 Conv. Pfd.	370,000	$24,183,200

Industrial Machinery–2.79%

Fortive Corp., Series A, $50.00 Conv. Pfd.	12,203	13,164,718
Rexnord Corp., Series A, $2.88 Conv. Pfd.	151,600	9,854,000
Stanley Black & Decker Inc., Series C, $5.38 Conv. Investment Units	128,100	14,041,041
		37,059,759

Internet Software & Services–1.02%

Mandatory Exchangeable Trust (China), $5.75 Conv. Pfd.(b)	73,100	13,550,912

Multi-Line Insurance–0.99%

Assurant Inc., Series D, $6.50 Conv. Pfd.	116,100	13,068,216

Multi-Utilities–0.91%

CenterPoint Energy Inc., Series B, $3.50 Conv.Pfd.	109,242	5,515,629
Sempra Energy, Series A, $6.00 Conv. Pfd.	65,400	6,594,936
		12,110,565

Oil & Gas Drilling–0.91%

Nabors Industries Ltd., Series A, $3.00 Conv. Pfd.	274,600	12,120,844

Oil & Gas Exploration & Production–1.06%

Hess Corp., Series A, $4.00 Conv. Pfd.	176,200	14,004,376

Other Diversified Financial Services–0.53%

2017 Mandatory Exchangeable Trust, $5.19 Conv. Pfd.(b)	60,000	7,067,634

Specialized REITs–1.16%

Crown Castle International Corp., Series A, $68.75 Conv. Pfd.	14,204	15,425,544

Specialty Chemicals–1.19%

International Flavors & Fragrances Inc., $3.00 Conv. Pfd.	275,232	15,825,840
Total Preferred Stocks (Cost $209,525,807)		238,289,729

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Shares	Value

Money Market Funds–4.79%

Invesco Government & Agency Portfolio–Institutional Class, 1.97% (g)	23,914,357	$23,914,357
Invesco Liquid Assets Portfolio–Institutional Class, 2.15% (g)	17,079,715	17,084,839
Invesco Treasury Portfolio–Institutional Class, 1.97% (g)	22,583,671	22,583,671
Total Money Market Funds (Cost $63,580,130)		63,582,867
TOTAL INVESTMENTS IN SECURITIES–99.77% (Cost $1,157,376,112)		1,324,526,997
OTHER ASSETS LESS LIABILITIES–0.23%		3,018,572

NET ASSETS-100.00%		$1,327,545,569

Investment Abbreviations:

Conv.	—Convertible
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $445,411,622, which represented 33.55% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Each corporate unit consists of purchase contract for issuer’s common stock & 1/40th undivided beneficial ownership interest in the issuer’s Series A, 1.50% Subordinated notes due 2020.

(f)	Perpetual bond with no specified maturity date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Convertible Securities Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bonds & Notes	$—	$1,022,654,401	$—	$1,022,654,401
Preferred Stocks	217,671,183	20,618,546	—	238,289,729
Money Market Funds	63,582,867	—	—	63,582,867
Total Investments	$281,254,050	$1,043,272,947	$—	$1,324,526,997

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	GLVEY-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.28%

Australia–7.42%

CSR Ltd.	368,115	$1,000,163
Northern Star Resources Ltd.	256,368	1,538,119
Qantas Airways Ltd.	289,205	1,227,985
Regis Resources Ltd.	420,830	1,129,456
St. Barbara Ltd.	347,544	876,765
Wesfarmers Ltd.	6,037	217,538
Whitehaven Coal Ltd.	346,886	1,359,314
		7,349,340

Canada–13.51%

Canfor Corp. (a)	53,308	993,812
Capital Power Corp.	67,015	1,479,191
Empire Co. Ltd. -Class A	78,295	1,426,907
Kinross Gold Corp. (a)	328,419	895,006
Kirkland Lake Gold Ltd.	50,637	959,698
Quebecor Inc. –Class B	74,025	1,484,340
Superior Plus Corp.	130,193	1,278,092
TFI International Inc.	38,711	1,405,003
Toronto-Dominion Bank (The)	18,616	1,131,243
Transcontinental Inc. –Class A	65,790	1,166,408
West Fraser Timber Co., Ltd.	20,605	1,172,666
		13,392,366

China–0.34%

Yangzijiang Shipbuilding Holdings Ltd.	373,500	337,566

Denmark–1.54%

Royal Unibrew A/S	18,480	1,522,041

Finland–1.67%

UPM-Kymmene Oyj	42,072	1,651,053

France–1.36%

Peugeot S.A.	50,183	1,349,947

Germany–1.64%

Covestro AG-REGS(b)	12,332	1,000,261
TUI AG	32,711	626,893
		1,627,154

Hong Kong–3.47%

CLP Holdings Ltd.	118,500	1,387,333
Kerry Properties Ltd.	292,000	990,324
NWS Holdings Ltd.	539,000	1,065,834
		3,443,491

Israel–0.33%

Plus500 Ltd.	19,048	330,946

Japan–5.36%

Aoyama Trading Co. Ltd.	36,900	1,133,436
Astellas Pharma Inc.	27,200	474,480

	Shares	Value

Japan–(continued)

Brother Industries, Ltd.	11,600	$229,100
Dai Nippon Printing Co., Ltd.	28,500	662,709
Haseko Corp.	87,200	1,127,430
Mitsui & Co. Ltd.	79,000	1,404,854
Nishimatsu Construction Co., Ltd.	10,900	275,906
		5,307,915

Jordan–0.65%

Hikma Pharmaceuticals PLC	26,734	644,634

Netherlands–1.36%

Koninklijke Ahold Delhaize N.V.	58,914	1,350,942

New Zealand–2.36%

Contact Energy Ltd.	179,123	692,206
Mercury NZ Ltd.	95,116	212,155
Spark New Zealand Ltd.	535,899	1,438,644
		2,343,005

Norway–4.12%

Salmar A.S.A	27,821	1,388,529
Telenor A.S.A	67,822	1,325,815
TGS NOPEC Geophysical Co. A.S.A	33,622	1,366,555
		4,080,899

Russia–1.64%

Evraz PLC	220,313	1,623,991

Sweden–6.60%

Axfood AB	63,934	1,197,045
Loomis AB-Class B	38,461	1,238,556
Sandvik AB	78,968	1,401,670
Svenska Cellulosa AB SCA-Class B	127,221	1,441,496
Swedish Match AB	24,724	1,265,772
		6,544,539

United Kingdom–7.70%

Barratt Developments PLC	46,028	340,160
Bovis Homes Group PLC	84,208	1,177,141
Next PLC	18,525	1,326,553
PageGroup PLC	182,436	1,358,555
Persimmon PLC	34,871	1,073,925
Royal Mail PLC	168,452	1,046,431
Vodafone Group PLC	609,524	1,306,876
		7,629,641

United States–35.21%

AbbVie Inc.	14,414	1,363,276
Amgen Inc.	6,856	1,421,180
Biogen Inc. (a)	4,663	1,647,485
BRP Inc.	31,458	1,475,663
CF Industries Holdings, Inc.	31,604	1,720,522
CubeSmart	34,915	996,125
Domtar Corp.	26,438	1,379,271

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

EastGroup Properties, Inc.	3,119	$298,239
Encompass Health Corp.	17,280	1,346,976
Entergy Corp.	16,521	1,340,349
FirstEnergy Corp.	36,820	1,368,599
Gaming and Leisure Properties, Inc.	39,902	1,406,546
Gilead Sciences, Inc.	17,456	1,347,778
Herbalife Nutrition Ltd. (a)	16,420	895,711
HollyFrontier Corp.	19,317	1,350,258
HP Inc.	55,635	1,433,714
Huntsman Corp.	43,236	1,177,316
Hyatt Hotels Corp. -Class A	17,927	1,426,810
John Wiley & Sons, Inc. -Class A	21,532	1,304,839
Kohl’s Corp.	19,588	1,460,285
Macy’s, Inc.	38,383	1,333,042
National Health Investors, Inc.	18,234	1,378,308
NetApp, Inc.	4,370	375,339
Newmont Mining Corp.	35,049	1,058,480
ResMed Inc.	124,995	1,428,979
Seagate Technology PLC	25,452	1,205,152
Target Corp.	15,797	1,393,453
Xenia Hotels & Resorts, Inc.	23,540	557,898
		34,891,593
Total Common Stocks & Other Equity Interests (Cost $94,835,130)		95,421,063

Investment Abbreviations:

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2018 represented 1.01% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

	Shares	Value

Money Market Funds–3.31%

Invesco Government & Agency Portfolio – Institutional Class, 1.97% (c)	367,607	$367,607
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	262,499	262,578
Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	2,648,248	2,648,248
Total Money Market Funds (Cost $3,278,438)		3,278,433
TOTAL INVESTMENTS IN SECURITIES–99.59% (Cost $98,113,568)		98,699,496
OTHER ASSETS LESS LIABILITIES–0.41%		409,826

NET ASSETS–100.00%		$99,109,322

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Dow Jones EURO STOXX 50 Index	10	December-2018	$393,248	$7,414	$7,414
E-Mini S&P 500 Index	12	December-2018	1,751,400	13,716	13,716
FTSE 100 Index	2	December-2018	195,158	5,745	5,745
SGX NIKKEI 225 Index	2	December-2018	319,926	24,757	24,757
Total Futures Contracts—Equity Risk				$51,632	$51,632

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Open Forward Foreign Currency Contracts
						Unrealized Appreciation (Depreciation )
Settlement		Contract to
Date	Counterparty	Deliver		Receive
10/12/2018	State Street Bank and Trust Co.	CHF	45,790	USD	47,131	$432
10/12/2018	State Street Bank and Trust Co.	JPY	563,000,000	USD	5,062,713	103,988
Subtotal						104,420
10/12/2018	State Street Bank and Trust Co.	AUD	11,900,000	USD	8,475,057	(127,114)
10/12/2018	State Street Bank and Trust Co.	CAD	18,980,000	USD	14,444,861	(253,203)
10/12/2018	State Street Bank and Trust Co.	DKK	16,500,000	USD	2,568,205	(2,856)
10/12/2018	State Street Bank and Trust Co.	EUR	5,000,000	USD	5,804,755	(5,051)
10/12/2018	State Street Bank and Trust Co.	GBP	9,540,000	USD	12,435,896	(4,015)
10/12/2018	State Street Bank and Trust Co.	NOK	32,200,000	USD	3,861,577	(96,459)
10/12/2018	State Street Bank and Trust Co.	NZD	5,225,000	USD	3,438,479	(25,127)
10/12/2018	State Street Bank and Trust Co.	SEK	56,900,000	USD	6,297,421	(110,103)
10/12/2018	State Street Bank and Trust Co.	SGD	323,052	USD	234,615	(1,760)
10/12/2018	State Street Bank and Trust Co.	USD	1,096,236	DKK	7,000,000	(5,482)
10/12/2018	State Street Bank and Trust Co.	USD	537,058	EUR	460,000	(2,556)
10/12/2018	State Street Bank and Trust Co.	USD	1,952,575	GBP	1,490,000	(9,654)
10/12/2018	State Street Bank and Trust Co.	USD	1,215,331	NZD	1,825,000	(5,555)
Subtotal						(648,935)
Total Forward Foreign Currency Contracts—Currency Risk						$(544,515)

Abbreviations:
AUD	— Australian Dollar	EUR	— Euro	NZD	— New Zealand Dollar
CAD	— Canadian Dollar	GBP	— British Pound Sterling	SEK	— Swedish Krona
CHF	— Swiss Franc	JPY	— Japanese Yen	SGD	— Singapore Dollar
DKK	— Danish Krone	NOK	— Norwegian Krone	USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Low Volatility Equity Yield Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Low Volatility Equity Yield Fund

E.	Forward Foreign Currency Contracts –(continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Global Low Volatility Equity Yield Fund

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were transfers from Level 1 to Level 2 of $337,566 and from Level 2 to Level 1 of $4,235,918, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$2,632,422	$4,716,918	$—	$7,349,340
Canada	13,392,366	—	—	13,392,366
China	—	337,566	—	337,566
Denmark	1,522,041	—	—	1,522,041
Finland	1,651,053	—	—	1,651,053
France	—	1,349,947	—	1,349,947
Germany	1,000,261	626,893	—	1,627,154
Hong Kong	3,443,491	—	—	3,443,491
Israel	330,946	—	—	330,946
Japan	4,180,485	1,127,430	—	5,307,915
Jordan	644,634	—	—	644,634
Netherlands	1,350,942	—	—	1,350,942
New Zealand	2,343,005	—	—	2,343,005
Norway	2,714,344	1,366,555	—	4,080,899
Russia	—	1,623,991	—	1,623,991
Sweden	6,544,539	—	—	6,544,539
United Kingdom	4,150,730	3,478,911	—	7,629,641
United States	33,462,614	1,428,979	—	34,891,593
Money Market Funds	3,278,433	—	—	3,278,433
Total Investments in Securities	82,642,306	16,057,190	—	98,699,496
Other Investments – Assets*
Forward Foreign Currency Contracts	—	104,420	—	104,420
Futures Contracts	51,632	—	—	51,632
	51,632	104,420	—	156,052
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(648,935)	—	(648,935)
Total Other Investments	51,632	(544,515)	—	(492,883)
Total Investments	$82,693,938	$15,512,675	$—	$98,206,613

* Unrealized appreciation (depreciation).

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2018:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$51,632	$51,632
Unrealized appreciation on forward foreign currency contracts outstanding	104,420	—	104,420
Total Derivative Assets	104,420	51,632	156,052
Derivatives not subject to master netting agreements	—	(51,632)	(51,632)
Total Derivative Assets subject to master netting agreements	$104,420	$—	$104,420

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on forward foreign currency contracts outstanding	$(648,935)	$—	$(648,935)
Derivatives not subject to master netting agreements	—	—	—
Total Derivative Liabilities subject to master netting agreements	$(648,935)	$—	$(648,935)

Effect of Derivative Investments for the nine months ended September 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain:
Forward foreign currency contracts	$2,009,653	$—	$2,009,653
Futures contracts	—	17,722	17,722
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	95,751	—	95,751
Futures contracts	—	38,203	38,203
Total	$2,105,404	$55,925	$2,161,329

The table below summarizes the nine months average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$ 67,065,097	$2,727,249

Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	INCAL-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–20.65%
Invesco Dividend Income Fund-Class R6	10.90%	$78,908,362	$5,402,406	$(22,986,455)	$(2,065,135)	$(161,195)	$1,375,156	2,464,470	$59,097,983

Invesco Russell Top 200 Pure Value ETF	5.84%	43,416,876	2,878,232	(14,823,097)	(1,948,297)	2,153,461	704,885	813,065	31,677,175

Invesco S&P High Income Infrastructure ETF	3.91%	—	23,386,184	(1,610,409)	(595,007)	11,260	599,126	815,078	21,192,028

Total Domestic Equity Funds		122,325,238	31,666,822	(39,419,961)	(4,608,439)	2,003,526	2,679,167		111,967,186

Fixed-Income Funds–68.53%
Invesco 1-30 Laddered Treasury ETF	0.00%	21,875,089	499,602	(21,423,698)	482,192	(1,433,185)	152,082	—	—

Invesco Core Plus Bond Fund-Class R6	14.51%	83,949,334	8,582,497	(10,293,826)	(2,856,682)	(693,219)	2,215,460	7,529,962	78,688,104

Invesco Corporate Bond Fund-Class R6	3.77%	29,623,352	898,877	(8,660,400)	(1,096,131)	(340,857)	804,775	2,897,140	20,424,841

Invesco Emerging Markets Sovereign Debt ETF	3.49%	32,633,074	852,628	(11,885,920)	(2,137,511)	(564,076)	857,505	700,452	18,898,195

Invesco Floating Rate Fund-Class R6	8.75%	45,056,197	10,914,073	(8,709,858)	585,662	(409,629)	1,634,006	6,249,861	47,436,445

Invesco High Yield Fund-Class R6	6.76%	45,068,460	2,434,358	(9,837,817)	(151,110)	(850,650)	1,680,172	8,964,118	36,663,241

Invesco Multi-Asset Income Fund-Class R6	10.00%	62,283,018	8,683,469	(14,856,072)	(1,452,755)	(415,824)	2,113,628	5,117,154	54,241,836

Invesco Quality Income Fund-Class R5	11.76%	73,007,642	3,237,686	(9,367,046)	(2,517,017)	(582,944)	2,167,058	5,555,603	63,778,321

Invesco Taxable Municipal Bond ETF	3.51%	—	20,718,056	(1,328,739)	(372,613)	(6,934)	347,993	653,706	19,009,770

Invesco Variable Rate Preferred ETF	5.98%	32,462,594	4,848,403	(3,881,895)	(838,223)	(136,111)	1,161,484	1,303,928	32,454,768

Total Fixed-Income Funds		425,958,760	61,669,649	(100,245,271)	(10,354,188)	(5,433,429)	13,134,163		371,595,521

Foreign Equity Funds–5.43%
Invesco S&P International Developed Low Volatility ETF	5.43%	34,250,632	886,479	(4,590,420)	(1,334,887)	234,726	797,756	906,605	29,446,530

Real Estate Funds–4.97%
Invesco Global Real Estate Income Fund-Class R6	4.97%	39,066,558	1,596,115	(12,880,495)	(1,064,929)	205,656	814,002	3,028,448	26,922,905

Money Market Funds–0.55%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(b)	0.19%	1,336,068	27,025,266	(27,307,116)	—	—	8,194	1,054,218	1,054,218

Invesco Liquid Assets Portfolio–Institutional Class, 2.15%(b)	0.14%	954,226	19,303,762	(19,510,436)	3	86	6,740	747,417	747,641

Invesco Treasury Portfolio–Institutional Class, 1.97%(b)	0.22%	1,526,934	30,180,843	(30,502,956)	—	—	8,174	1,204,821	1,204,821

Total Money Market Funds		3,817,228	76,509,871	(77,320,508)	3	86	23,108		3,006,680

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $518,647,511)	100.13%	$625,418,416	$172,328,936	$(234,456,655)	$(17,362,440)	$(2,989,435)	$17,448,196		$542,938,822

OTHER ASSETS LESS LIABILITIES	(0.13)%								(691,317)

NET ASSETS	100.00%								$542,247,505

Investment Abbreviations:

ETF – Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular

Invesco Income Allocation Fund

A.	Security Valuations – (continued)

security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

Invesco Income Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Income Allocation Fund

Invesco International Allocation Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	INTAL-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Foreign Equity Funds–99.62%
Invesco Developing Markets Fund-Class R6	5.01%	$7,954,496	$841,353	$(567,283)	$(1,347,384)	$195,669	$—	220,051	$7,076,851

Invesco FTSE RAFI Developed Markets ex-U.S. ETF	8.90%	28,507,296	47,499	(1,250,985)	(15,111,954)	369,546	191,217	385,674	12,561,402

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	16.80%	14,180,533	1,200,070	(4,504,581)	11,632,006	1,203,173	553,851	547,947	23,711,201

Invesco FTSE RAFI Emerging Markets ETF	6.02%	9,608,934	663,851	(1,348,990)	(995,771)	572,941	228,360	402,127	8,500,965

Invesco International Companies Fund- Class R6	13.95%	19,063,742	3,492,379	(2,052,916)	(1,288,282)	466,387	—	1,680,727	19,681,310

Invesco International Core Equity Fund- Class R6	9.08%	15,873,099	321,749	(2,367,953)	(1,553,432)	535,113	—	1,099,449	12,808,576

Invesco International Growth Fund- Class R6	18.19%	28,572,194	366,534	(2,042,880)	(2,014,362)	791,969	—	728,945	25,673,455

Invesco International Small Company Fund- Class R6	6.87%	11,160,107	343,212	(1,063,322)	(1,314,782)	572,078	—	543,570	9,697,293

Invesco Low Volatility Emerging Markets Fund- Class R6	3.93%	6,392,705	471,443	(495,056)	(832,488)	14,008	—	725,570	5,550,612

Invesco S&P International Developed Low Volatility ETF	10.87%	17,394,848	485,993	(1,932,640)	(913,862)	303,432	420,342	472,222	15,337,771

Total Foreign Equity Funds		158,707,954	8,234,083	(17,626,606)	(13,740,311)	5,024,316	1,393,770		140,599,436

Money Market Funds–0.47%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(b)	0.13%	576,845	4,212,218	(4,608,551)	—	—	1,920	180,512	180,512

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(b)	0.09%	412,030	3,008,727	(3,291,874)	—	54	1,582	128,898	128,937

Invesco Treasury Portfolio–Institutional Class, 1.97%(b)	0.25%	659,252	5,241,510	(5,543,310)	—	—	3,301	357,452	357,452

Total Money Market Funds		1,648,127	12,462,455	(13,443,735)	—	54	6,803		666,901

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $123,260,031)	100.09%	$160,356,081	$20,696,538	$(31,070,341)	$(13,740,311)	$5,024,370	$1,400,573		$141,266,337

OTHER ASSETS LESS LIABILITIES	(0.09)%								(133,915)

NET ASSETS	100.00%								$141,132,422

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high

Invesco International Allocation Fund

A.	Security Valuations – (continued)

inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco International Allocation Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us MCCE-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks–83.73%

Apparel, Accessories & Luxury Goods–1.28%

Samsonite International S.A. (b)	3,767,700	$13,957,386

Application Software–1.21%

Synopsys, Inc. (c)	134,569	13,269,849

Asset Management & Custody Banks–1.61%

St James’s Place PLC (United Kingdom)	1,177,630	17,534,763

Biotechnology–1.28%

BioMarin Pharmaceutical Inc. (c)	143,644	13,929,159

Building Products–0.58%

Allegion PLC	69,668	6,309,831

Commodity Chemicals–2.01%

Orion Engineered Carbons S.A. (Luxembourg)	176,294	5,659,037
Valvoline, Inc.	758,029	16,305,204
		21,964,241

Communications Equipment–3.51%

CommScope Holding Co., Inc. (c)	557,659	17,153,591
Motorola Solutions, Inc.	162,365	21,130,181
		38,283,772

Data Processing & Outsourced Services–2.67%

Jack Henry & Associates, Inc.	141,659	22,676,773
PagSeguro Digital Ltd. -Class A (Brazil)(c)	235,218	6,508,482
		29,185,255

Department Stores–1.12%

Nordstrom, Inc.	205,183	12,271,995

Electronic Components–1.06%

Amphenol Corp. -Class A	123,018	11,566,152

Electronic Equipment & Instruments–1.54%

Keysight Technologies, Inc. (c)	254,502	16,868,392

Electronic Manufacturing Services–0.63%

IPG Photonics Corp. (c)	43,853	6,844,138

Environmental & Facilities Services–2.44%

Republic Services, Inc.	221,725	16,110,539
Tetra Tech, Inc.	154,858	10,576,801
		26,687,340

Financial Exchanges & Data–1.98%

Moody’s Corp.	129,153	21,594,382

General Merchandise Stores–2.35%

Dollar General Corp.	234,843	25,668,340

	Shares	Value

Health Care Equipment–6.00%

Hill-Rom Holdings, Inc.	121,127	$11,434,389
ResMed Inc.	115,916	13,369,752
Wright Medical Group N.V. (c)	547,213	15,880,121
Zimmer Biomet Holdings, Inc.	188,822	24,824,428
		65,508,690

Health Care Supplies–0.69%

DENTSPLY SIRONA Inc.	201,028	7,586,797

Homebuilding–1.85%

D.R. Horton, Inc.	478,521	20,184,016

Industrial Machinery–12.10%

Altra Industrial Motion Corp.	65,566	2,707,869
Colfax Corp. (c)	354,022	12,766,033
Crane Co.	69,425	6,827,949
Fortive Corp.	225,671	19,001,498
Gates Industrial Corp. PLC (c)	328,665	6,408,967
Ingersoll-Rand PLC	120,832	12,361,114
ITT Inc.	374,115	22,918,285
Lincoln Electric Holdings, Inc.	62,011	5,794,308
Nordson Corp.	102,818	14,281,420
Parker-Hannifin Corp.	63,753	11,726,089
Stanley Black & Decker Inc.	77,145	11,297,114
Timken Co. (The)	122,802	6,121,680
		132,212,326

Internet & Direct Marketing Retail–0.89%

Just Eat PLC (United Kingdom)(c)	1,111,177	9,706,563

IT Consulting & Other Services–1.97%

EPAM Systems, Inc. (c)	156,667	21,573,046

Life & Health Insurance–1.34%

Torchmark Corp.	169,256	14,672,803

Life Sciences Tools & Services–1.74%

Agilent Technologies, Inc.	269,015	18,976,318

Marine–0.97%

Kirby Corp. (c)	128,789	10,592,895

Movies & Entertainment–1.94%

Viacom Inc. -Class B	626,429	21,148,243

Multi-Utilities–1.38%

CMS Energy Corp.	307,430	15,064,070

Office Services & Supplies–0.66%

Societe BIC S.A. (France)	79,044	7,236,386

Oil & Gas Equipment & Services–2.56%

Apergy Corp. (c)	114,890	5,004,608
Cactus, Inc. -Class A (c)	158,285	6,059,150

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–(continued)

Core Laboratories N.V.	145,678	$16,873,883
		27,937,641

Oil & Gas Exploration & Production–2.80%

Concho Resources Inc. (c)	140,951	21,530,265
Seven Generations Energy Ltd. -Class A (Canada) (c)	755,423	9,006,708
		30,536,973

Packaged Foods & Meats–3.71%

JM Smucker Co. (The)	99,833	10,243,864
Kellogg Co.	154,990	10,852,400
McCormick & Co., Inc.	93,651	12,338,519
Nomad Foods Ltd. (United Kingdom)(c)	348,083	7,052,162
		40,486,945

Paper Packaging–0.99%
Packaging Corp. of America	98,442	10,798,103

Property & Casualty Insurance–3.17%

Arch Capital Group Ltd. (c)	426,729	12,720,791
Progressive Corp. (The)	309,067	21,956,120
		34,676,911

Railroads–1.11%

Genesee & Wyoming Inc. -Class A (c)	133,622	12,158,266

Regional Banks–2.71%

Comerica Inc.	117,710	10,617,442
First Republic Bank	198,228	19,029,888
		29,647,330

Semiconductor Equipment–2.37%

KLA-Tencor Corp.	157,177	15,986,472
Teradyne, Inc.	267,157	9,879,466
		25,865,938

	Shares	Value

Semiconductors–4.66%
Analog Devices, Inc.	166,993	$15,440,173
MACOM Technology Solutions Holdings, Inc. (c)	611,597	12,598,898
Microchip Technology Inc.	126,005	9,943,054
Xilinx, Inc.	161,045	12,910,978
		50,893,103

Specialty Chemicals–1.04%
International Flavors & Fragrances Inc.	81,753	11,373,477

Specialty Stores–0.68%
Ulta Beauty, Inc. (c)	26,287	7,416,088

Steel–1.13%
Reliance Steel & Aluminum Co.	73,802	6,294,572
Steel Dynamics, Inc.	132,820	6,002,136
		12,296,708
Total Common Stocks (Cost $659,369,067)		914,484,631

Money Market Funds–16.44%
Invesco Government & Agency Portfolio– Institutional Class, 1.97% (d)	60,608,880	60,608,880
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (d)	43,284,546	43,297,531
Invesco Treasury Portfolio –Institutional Class, 1.97% (d)	75,656,152	75,656,152
Total Money Market Funds (Cost $179,556,050)		179,562,563
TOTAL INVESTMENTS IN SECURITIES–100.17% (Cost $838,925,117)		1,094,047,194
OTHER ASSETS LESS LIABILITIES–(0.17)%		(1,863,717)

NET ASSETS—100.00%		$1,092,183,477

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2018 represents 1.28% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Mid Cap Core Equity Fund

E. Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$896,949,868	$17,534,763	$—	$914,484,631
Money Market Funds	179,562,563	—	—	179,562,563
Total Investments	$1,076,512,431	$17,534,763	$—	$1,094,047,194

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us	MAI-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Multi-Asset Inflation Fund Schedule of Investments in Affiliated and Unaffiliated Issuers–100.02%(a)
	% of Net Assets 09/30/18	Value 12/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–7.95%
Invesco DB Oil Fund(b)	7.95%	$109,488	$44,831	$(55,117)	$28,352	$7,071	$—	9,987	$134,625

Asset Allocation Funds–9.37%
Invesco Balanced-Risk Commodity Strategy Fund-Class R6	9.37%	133,402	48,953	(14,998)	(7,211)	(1,410)	—	23,344	158,736

Domestic Equity Funds–26.50%
Energy Select Sector SPDR Fund (The)-ETF(c)	5.79%	81,293	31,614	(19,156)	3,725	607	1,950	1,295	98,083

Invesco Energy Fund-Class R5	5.78%	81,354	33,404	(21,211)	7,930	(3,635)	—	3,632	97,842

iShares U.S. Consumer Goods-ETF(c)	7.09%	98,723	45,500	(18,147)	(5,538)	(360)	2,200	1,011	120,178

iShares U.S. Health Care-ETF(c)	7.84%	107,500	45,431	(41,096)	18,537	2,528	1,009	655	132,900

Total Domestic Equity Funds		368,870	155,949	(99,610)	24,654	(860)	5,159	6,593	449,003

Fixed-Income Funds–34.50%
Invesco Emerging Market Flexible Bond Fund-Class R6	1.97%	27,505	12,247	(2,784)	(2,966)	(592)	1,062	5,663	33,410

Invesco Floating Rate Fund-Class R6	4.94%	68,517	26,700	(11,856)	552	(232)	2,645	11,025	83,681

Invesco High Yield Fund-Class R6	4.51%	62,560	23,932	(8,681)	(963)	(417)	2,850	18,687	76,431

Invesco Income Fund-Class R5(d)	6.24%	87,660	35,379	(15,341)	(1,421)	(566)	1,681	12,263	105,711

Invesco Quality Income Fund-Class R5	1.98%	27,381	10,110	(2,692)	(1,147)	(154)	966	2,918	33,498

Invesco Short Duration Inflation Protected Fund-Class R6	14.86%	207,549	85,596	(38,171)	(2,055)	(1,110)	4,052	24,615	251,809

Total Fixed-Income Funds		481,172	193,964	(79,525)	(8,000)	(3,071)	13,256	75,171	584,540

Foreign Equity Funds–14.51%
Invesco Global Infrastructure Fund -Class R6	6.57%	93,033	33,837	(13,990)	(1,237)	(359)	1,259	10,773	111,284

Invesco Gold & Precious Metals Fund -Class Y	5.98%	84,709	56,920	(14,747)	(22,470)	(3,203)	—	31,237	101,209

Invesco International Growth Fund -Class R6	1.96%	27,904	9,701	(3,128)	(1,136)	(77)	—	944	33,264

Total Foreign Equity Funds		205,646	100,458	(31,865)	(24,843)	(3,639)	1,259	42,954	245,757

Real Estate Funds–6.65%
Invesco Global Real Estate Income Fund - Class R6	6.65%	94,339	31,935	(10,948)	(2,295)	(271)	2,920	12,684	112,760

Money Market Funds–0.54%
Invesco Government & Agency Portfolio–Institutional Class, 1.97%(e)	0.19%	2,466	194,137	(193,386)	—	—	52	3,217	3,217

Invesco Liquid Assets Portfolio–Institutional Class, 2.15%(e)	0.13%	1,761	138,669	(138,130)	—	(3)	42	2,297	2,297

Invesco Treasury Portfolio–Institutional Class, 1.97%(e)	0.22%	2,818	252,026	(251,168)	—	—	61	3,676	3,676

Total Money Market Funds		7,045	584,832	(582,684)	—	(3)	155	9,190	9,190

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFLIATED ISSUERS (Cost $1,619,528)	100.02%	$1,399,962	$1,160,922	$(874,747)	$10,657	$(2,183)	$22,749		$1,694,611

OTHER ASSETS LESS LIABILITIES	(0.02)%								(404)

NET ASSETS	100.00%								$1,694,207

Investment Abbreviations:

ETF — Exchange Traded Fund

SPDR— Standard & Poor’s Depositary Receipts

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	Effective July 26, 2018, Invesco U.S. Government Fund was renamed as Invesco Income Fund.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing

Invesco Multi-Asset Inflation Fund

A.	Security Valuations – (continued)

service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Multi-Asset Inflation Fund

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Multi-Asset Inflation Fund

Invesco Peak Retirement™ Now Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

Quarterly Schedule of Portfolio Holdings

September 30, 2018

invesco.com/us	PR-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ Now Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.01%(a)
	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–16.59%
Invesco Dividend Income Fund–Class R6	6.03%	$—	$31,327	$(1,237)	$(536)	$(12)	$587	1,232	$29,542

Invesco Russell Top 200 Pure Value ETF	7.93%	—	40,194	(1,501)	199	(10)	788	998	38,882

iShares Core S&P 500 ETF(b)	2.63%	—	12,487	(546)	935	4	169	44	12,880

Total Domestic Equity Funds		—	84,008	(3,284)	598	(18)	1,544		81,304

Fixed-Income Funds–65.74%
Invesco Core Plus Bond Fund–Class R6	6.03%	—	30,820	—	(1,248)	—	790	2,830	29,572

Invesco Corporate Bond Fund–Class R6	7.04%	—	36,163	—	(1,670)	—	1,110	4,893	34,493

Invesco Emerging Markets Sovereign Debt ETF	4.97%	—	26,560	—	(2,224)	—	835	902	24,336

Invesco Floating Rate Fund–Class R6	4.55%	—	23,307	(1,069)	59	1	771	2,938	22,298

Invesco High Yield Fund–Class R6	4.16%	—	20,905	—	(526)	—	808	4,982	20,379

Invesco Multi-Asset Income Fund–Class R6	8.07%	—	41,562	(718)	(1,287)	(17)	1,416	3,730	39,540

Invesco Quality Income Fund–Class R6	15.11%	—	77,265	—	(3,217)	—	2,316	6,450	74,048

Invesco Short Duration Inflation Protected Fund –Class R6	2.97%	—	15,241	(505)	(168)	(3)	244	1,424	14,565

Invesco Variable Rate Preferred ETF	4.96%	—	25,040	—	(722)	—	864	977	24,318

iShares Core Total USD Bond Market ETF(b)	7.88%	—	39,992	—	(1,352)	—	773	786	38,640

Total Fixed-Income Funds		—	336,855	(2,292)	(12,355)	(19)	9,927		322,189

Foreign Equity Funds–5.87%
Invesco S&P International Developed Low Volatility ETF	4.89%	—	24,974	—	(1,004)	—	628	738	23,970

iShares Core MSCI EAFE ETF(b)	0.98%	—	5,003	—	(197)	—	86	75	4,806

Total Foreign Equity Funds		—	29,977	—	(1,201)	—	714		28,776

Real Estate Funds–5.99%
Invesco Global Real Estate Income Fund–Class R6	5.99%	—	30,819	(764)	(708)	(1)	783	3,301	29,346

Money Market Funds–5.82%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	2.91%	—	75,760	(61,483)	—	—	218	14,277	14,277

Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	2.91%	—	66,215	(51,938)	3	—	190	14,275	14,280

Total Money Market Funds		—	141,975	(113,421)	3	—	408		28,557

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $503,835)	100.01%	$—	$623,634	$(119,761)	$(13,663)	$(38)	$13,376		$490,172

OTHER ASSETS LESS LIABILITIES	(0.01)%								(71)

NET ASSETS	100.00%								$490,101

Investment Abbreviations:

ETF –      Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–103.30%(a)
	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–1.50%
Invesco Global Targeted Returns Fund –Class R6(b)	1.50%	$—	$8,869	$—	$(126)	$—	$—	884	$8,743

Asset Allocation Funds–0.90%
Invesco Macro Allocation Strategy Fund–Class R6(b)	0.90%	—	5,255	—	(17)	—	—	552	5,238

Domestic Equity Funds–19.74%
Invesco All Cap Market Neutral Fund–Class R6(b)	0.91%	—	5,165	—	123	—	—	617	5,288

Invesco Diversified Dividend Fund–Class R6	0.52%	—	3,043	—	1	—	53	150	3,044

Invesco Dividend Income Fund–Class R6	3.31%	—	19,640	—	(319)	—	346	806	19,321

Invesco Equally-Weighted S&P 500 Fund–Class R6	2.70%	—	14,950	—	823	—	—	243	15,773

Invesco Growth and Income Fund–Class R6	1.19%	—	6,937	—	25	—	82	253	6,962

Invesco Russell Top 200 Pure Growth ETF	1.83%	—	9,043	—	1,645	—	51	196	10,688

Invesco Russell Top 200 Pure Value ETF	3.18%	—	18,492	—	92	—	341	477	18,584

Invesco U.S. Managed Volatility Fund–Class R6	3.91%	—	21,107	—	1,685	—	—	2,091	22,792

iShares Core S&P 500 ETF(c)	1.91%	—	10,381	—	743	—	133	38	11,124

iShares Core S&P Mid-Cap ETF(c)	0.28%	—	1,535	—	75	—	19	8	1,610

Total Domestic Equity Funds		—	110,293	—	4,893	—	1,025		115,186

Fixed-Income Funds–61.93%
Invesco 1-30 Laddered Treasury ETF	2.69%	—	16,399	—	(695)	—	233	506	15,704

Invesco Core Plus Bond Fund–Class R6	6.31%	—	38,243	—	(1,406)	—	898	3,525	36,837

Invesco Corporate Bond Fund–Class R6	2.81%	—	17,098	—	(719)	—	479	2,323	16,379

Invesco Emerging Markets Sovereign Debt ETF	5.58%	—	35,247	—	(2,709)	—	1,005	1,206	32,538

Invesco Floating Rate Fund–Class R6	5.42%	—	32,688	(1,136)	72	(6)	998	4,166	31,618

Invesco High Yield Fund–Class R6	5.21%	—	31,168	—	(733)	—	1,126	7,441	30,435

Invesco LadderRite 0-5 Year Corporate Bond ETF	1.80%	—	10,638	—	(126)	—	150	428	10,512

Invesco Multi-Asset Income Fund–Class R6	4.11%	—	24,721	—	(707)	—	776	2,266	24,014

Invesco Quality Income Fund–Class R6	10.22%	—	63,268	(1,301)	(2,273)	(42)	1,699	5,196	59,652

Invesco Short Duration Inflation Protected Fund –Class R6	3.00%	—	18,179	(506)	(181)	(1)	265	1,710	17,491

Invesco Short Term Bond Fund–Class R6	2.10%	—	12,381	—	(118)	—	207	1,444	12,263

Invesco Variable Rate Preferred ETF	4.09%	—	24,503	—	(634)	—	762	959	23,869

iShares Core Total USD Bond Market ETF(c)	6.80%	—	40,899	—	(1,227)	—	718	807	39,672

iShares Core U.S. Aggregate Bond ETF(c)	1.79%	—	10,774	—	(328)	—	173	99	10,446

Total Fixed-Income Funds		—	376,206	(2,943)	(11,784)	(49)	9,489		361,430

Foreign Equity Funds–6.55%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.08%	—	12,747	—	(631)	—	236	280	12,116

Invesco S&P International Developed Low Volatility ETF	3.78%	—	22,945	—	(859)	—	512	680	22,086

iShares Core MSCI EAFE ETF(c)	0.69%	—	4,183	—	(146)	—	61	63	4,037

Total Foreign Equity Funds		—	39,875	—	(1,636)	—	809		38,239

Real Estate Funds–4.21%
Invesco Global Real Estate Income Fund–Class R6	4.21%	—	25,101	—	(540)	—	593	2,763	24,561

Money Market Funds–8.47%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(d)	4.02%	—	103,733	(80,267)	—	—	210	23,466	23,466

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(d)	4.45%	—	91,436	(65,479)	3	—	188	25,952	25,960

Total Money Market Funds		—	195,169	(145,746)	3	—	398		49,426

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $612,030)	103.30%	$—	$760,768	$(148,689)	$(9,207)	$(49)	$12,314		$602,823

OTHER ASSETS LESS LIABILITIES	(3.30)%								(19,269)

NET ASSETS	100.00%								$583,554

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.07%(a)
	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–2.82%
Invesco Global Targeted Returns Fund –Class R6(b)	2.82%	$—	$18,988	$—	$(227)	$—	$—	1,897	$18,761

Asset Allocation Funds–1.76%
Invesco Macro Allocation Strategy Fund–Class R6(b)	1.76%	—	11,721	—	28	—	—	1,238	11,749

Domestic Equity Funds–24.66%
Invesco All Cap Market Neutral Fund–Class R6(b)	1.84%	—	12,005	—	267	—	—	1,432	12,272

Invesco Diversified Dividend Fund–Class R6	1.02%	—	6,705	—	66	—	117	333	6,771

Invesco Dividend Income Fund–Class R6	0.62%	—	4,124	—	(17)	—	77	171	4,107

Invesco Equally-Weighted S&P 500 Fund–Class R6	3.29%	—	21,590	(1,159)	1,391	53	—	337	21,875

Invesco Growth and Income Fund–Class R6	2.00%	—	13,194	—	139	—	179	485	13,333

Invesco Russell Top 200 Pure Growth ETF	3.06%	—	18,834	(1,669)	3,096	133	102	374	20,394

Invesco S&P MidCap Low Volatility ETF	0.58%	—	3,567	—	268	—	50	79	3,835

Invesco U.S. Managed Volatility Fund–Class R6	8.74%	—	55,388	(2,010)	4,738	123	—	5,343	58,239

iShares Core S&P 500 ETF(c)	3.03%	—	19,507	(870)	1,512	49	269	69	20,198

iShares Core S&P Mid-Cap ETF(c)	0.48%	—	3,057	—	164	—	38	16	3,221

Total Domestic Equity Funds		—	157,971	(5,708)	11,624	358	832		164,245

Fixed-Income Funds–59.57%
Invesco 1-30 Laddered Treasury ETF	6.15%	—	44,251	(1,636)	(1,588)	(61)	640	1,320	40,966

Invesco Core Plus Bond Fund–Class R6	6.79%	—	47,631	(715)	(1,635)	(15)	1,136	4,332	45,266

Invesco Emerging Markets Sovereign Debt ETF	6.10%	—	43,805	—	(3,173)	—	1,289	1,506	40,632

Invesco Floating Rate Fund–Class R6	5.75%	—	38,889	(667)	88	(1)	1,229	5,047	38,309

Invesco High Yield Fund–Class R6	5.72%	—	39,438	(586)	(758)	(20)	1,443	9,309	38,074

Invesco LadderRite 0-5 Year Corporate Bond ETF	4.19%	—	28,206	—	(306)	—	413	1,136	27,900

Invesco Multi-Asset Income Fund–Class R6	0.53%	—	3,647	—	(89)	—	123	336	3,558

Invesco Quality Income Fund–Class R6	6.92%	—	49,446	(1,618)	(1,689)	(49)	1,369	4,015	46,090

Invesco Short Duration Inflation Protected Fund –Class R6	4.21%	—	28,376	—	(301)	—	455	2,744	28,075

Invesco Short Term Bond Fund–Class R6	4.40%	—	29,576	—	(267)	—	503	3,452	29,309

Invesco Variable Rate Preferred ETF	1.34%	—	9,144	—	(233)	—	303	358	8,911

iShares Core Total USD Bond Market ETF(c)	2.37%	—	16,231	—	(451)	—	295	321	15,780

iShares Core U.S. Aggregate Bond ETF(c)	5.10%	—	35,584	(641)	(952)	(14)	569	322	33,977

Total Fixed-Income Funds		—	414,224	(5,863)	(11,354)	(160)	9,767		396,847

Foreign Equity Funds–6.43%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.31%	—	23,077	—	(1,051)	—	455	509	22,026

Invesco International Growth Fund–Class R6	0.84%	—	5,872	—	(272)	—	—	159	5,600

Invesco S&P International Developed Low Volatility ETF	1.15%	—	7,899	—	(266)	—	200	235	7,633

iShares Core MSCI EAFE ETF(c)	1.13%	—	7,795	—	(234)	—	124	118	7,561

Total Foreign Equity Funds		—	44,643	—	(1,823)	—	779		42,820

Real Estate Funds–2.95%
Invesco Global Real Estate Income Fund–Class R6	2.95%	—	20,411	(495)	(226)	(7)	525	2,214	19,683

Money Market Funds–1.88%
Invesco Government & Agency Portfolio – Institutional Class, 1.97%(d)	0.94%	—	154,708	(148,433)	—	—	104	6,275	6,275

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(d)	0.94%	—	148,760	(142,484)	1	(2)	86	6,273	6,275

Total Money Market Funds		—	303,468	(290,917)	1	(2)	190		12,550

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $668,632)	100.07%	$—	$971,426	$(302,983)	$(1,977)	$189	$12,093		$666,655

OTHER ASSETS LESS LIABILITIES	(0.07)%								(470)

NET ASSETS	100.00%								$666,185

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.03%(a)

	% of Net Assets 09/30/18	Value 01/03/2018 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–2.95%
Invesco Global Targeted Returns Fund–Class R6(b)	2.95%	$—	$24,119	$—	$(274)	$—	$—	2,411	$23,845

Asset Allocation Funds–1.94%
Invesco Macro Allocation Strategy Fund–Class R6(b)	1.94%	—	15,799	—	(74)	—	—	1,657	15,725

Domestic Equity Funds–30.49%
Invesco All Cap Market Neutral Fund–Class R6(b)	1.98%	—	15,710	—	325	—	—	1,871	16,035

Invesco Diversified Dividend Fund–Class R6	1.24%	—	9,906	—	114	—	152	493	10,020

Invesco Equally-Weighted S&P 500 Fund–Class R6	3.01%	—	24,699	(1,672)	1,394	(15)	—	376	24,406

Invesco Growth and Income Fund–Class R6	2.58%	—	21,647	(1,026)	247	(19)	238	758	20,849

Invesco Russell Top 200 Pure Growth ETF	3.03%	—	23,179	(2,065)	3,346	79	106	450	24,539

Invesco S&P MidCap Low Volatility ETF	1.85%	—	14,407	(369)	907	5	174	308	14,950

Invesco U.S. Managed Volatility Fund–Class R6	12.93%	—	108,256	(11,536)	7,998	(2)	—	9,607	104,716

iShares Core S&P 500 ETF(c)	3.07%	—	24,419	(1,378)	1,824	17	279	85	24,882

iShares Core S&P Mid-Cap ETF(c)	0.80%	—	6,188	—	253	—	66	32	6,441

Total Domestic Equity Funds		—	248,411	(18,046)	16,408	65	1,015		246,838

Fixed-Income Funds–52.14%
Invesco 1-30 Laddered Treasury ETF	7.18%	—	62,861	(2,740)	(1,894)	(98)	751	1,873	58,129

Invesco Core Plus Bond Fund–Class R6	6.68%	—	58,281	(2,681)	(1,436)	(99)	1,147	5,174	54,065

Invesco Emerging Markets Sovereign Debt ETF	4.73%	—	42,515	(1,858)	(2,157)	(188)	1,063	1,420	38,312

Invesco Floating Rate Fund–Class R6	4.56%	—	37,547	(703)	94	(4)	1,008	4,866	36,934

Invesco High Yield Fund–Class R6	4.59%	—	38,393	(639)	(554)	(22)	1,180	9,090	37,178

Invesco LadderRite 0-5 Year Corporate Bond ETF	3.76%	—	31,272	(563)	(246)	(9)	383	1,240	30,454

Invesco Quality Income Fund–Class R6	6.39%	—	56,764	(3,459)	(1,460)	(114)	1,279	4,506	51,731

Invesco Short Duration Inflation Protected Fund –Class R6	3.73%	—	30,517	—	(299)	—	429	2,954	30,218

Invesco Short Term Bond Fund–Class R6	4.05%	—	33,572	(577)	(223)	(6)	479	3,859	32,766

iShares Core U.S. Aggregate Bond ETF(c)	6.47%	—	55,658	(2,120)	(1,135)	(65)	744	496	52,338

Total Fixed-Income Funds		—	447,380	(15,340)	(9,310)	(605)	8,463		422,125

Foreign Equity Funds–8.52%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.25%	—	28,188	(605)	(1,273)	—	498	608	26,310

Invesco FTSE RAFI Emerging Markets ETF	0.29%	—	2,456	—	(131)	—	56	110	2,325

Invesco International Companies Fund–Class R6	1.15%	—	9,752	—	(443)	—	—	795	9,309

Invesco International Growth Fund–Class R6	2.38%	—	20,015	—	(714)	—	—	548	19,301

iShares Core MSCI EAFE ETF(c)	1.45%	—	12,114	—	(387)	—	180	183	11,727

Total Foreign Equity Funds		—	72,525	(605)	(2,948)	—	734		68,972

Real Estate Funds–2.92%
Invesco Global Real Estate Income Fund–Class R6	2.92%	—	24,492	(476)	(337)	(6)	542	2,663	23,673

Money Market Funds–1.07%
Invesco Government & Agency Portfolio – Institutional Class, 1.97%(d)	0.37%	—	262,662	(259,626)	—	—	47	3,036	3,036

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(d)	0.27%	—	161,390	(159,222)	—	1	40	2,169	2,169

Invesco Treasury Portfolio –Institutional Class, 1.97%(d)	0.43%	—	259,742	(256,272)	—	—	42	3,470	3,470

Total Money Market Funds		—	683,794	(675,120)	—	1	129		8,675

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $806,388)	100.03%	$—	$1,516,520	$(709,587)	$3,465	$(545)	$10,883		$809,853

OTHER ASSETS LESS LIABILITIES	(0.03)%								(214)

NET ASSETS	100.00%								$809,639

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–99.95%(a)

	% of Net Assets 09/30/18	Value 01/03/2018 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–2.94%
Invesco Global Targeted Returns Fund–Class R6(b)	2.94%	$—	$24,702	$—	$(303)	$—	$—	2,467	$24,399

Asset Allocation Funds–1.97%
Invesco Macro Allocation Strategy Fund–Class R6(b)	1.97%	—	16,474	—	(104)	—	—	1,725	16,370

Domestic Equity Funds–38.30%
Invesco All Cap Market Neutral Fund–Class R6(b)	2.00%	—	16,255	—	345	—	—	1,937	16,600

Invesco Comstock Fund–Class R6	0.86%	—	7,004	—	123	—	68	256	7,127

Invesco Diversified Dividend Fund–Class R6	1.76%	—	14,631	—	(19)	—	188	719	14,612

Invesco Equally-Weighted S&P 500 Fund–Class R6	3.42%	—	27,267	—	1,164	—	—	438	28,431

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	1.75%	—	13,822	—	693	—	82	102	14,515

Invesco Growth and Income Fund–Class R6	2.38%	—	19,684	—	104	—	197	719	19,788

Invesco Russell Top 200 Pure Growth ETF	4.19%	—	32,320	(1,486)	3,867	144	134	639	34,845

Invesco S&P MidCap Low Volatility ETF	2.13%	—	16,949	—	720	—	182	364	17,669

Invesco U.S. Managed Volatility Fund–Class R6	17.88%	—	141,501	(1,533)	8,517	28	—	13,625	148,513

iShares Core S&P 500 ETF(c)	0.99%	—	7,758	—	438	—	81	28	8,196

iShares Core S&P Mid-Cap ETF(c)	0.94%	—	7,607	—	243	—	73	39	7,850

Total Domestic Equity Funds		—	304,798	(3,019)	16,195	172	1,005		318,146

Fixed-Income Funds–39.56%
Invesco 1-30 Laddered Treasury ETF	5.76%	—	49,591	—	(1,766)	—	524	1,541	47,825

Invesco Core Plus Bond Fund–Class R6	5.86%	—	50,048	—	(1,354)	—	873	4,660	48,694

Invesco Emerging Markets Sovereign Debt ETF	3.06%	—	26,736	—	(1,321)	—	587	942	25,415

Invesco Floating Rate Fund–Class R6	3.06%	—	25,322	—	78	—	587	3,347	25,400

Invesco High Yield Fund–Class R6	3.05%	—	25,736	—	(377)	—	684	6,200	25,359

Invesco LadderRite 0-5 Year Corporate Bond ETF	1.13%	—	9,502	—	(96)	—	104	383	9,406

Invesco Quality Income Fund–Class R6	5.97%	—	51,071	—	(1,474)	—	1,037	4,320	49,597

Invesco Short Duration Inflation Protected Fund –Class R6	2.66%	—	22,325	—	(218)	—	267	2,161	22,107

Invesco Short Term Bond Fund–Class R6	3.15%	—	26,289	—	(175)	—	322	3,076	26,114

iShares Core U.S. Aggregate Bond ETF(c)	5.86%	—	49,794	—	(1,149)	—	570	461	48,645

Total Fixed-Income Funds		—	336,414	—	(7,852)	—	5,555		328,562

Foreign Equity Funds–13.08%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	4.08%	—	34,924	—	(1,041)	—	495	783	33,883

Invesco FTSE RAFI Emerging Markets ETF	1.05%	—	9,068	—	(379)	—	198	411	8,689

Invesco International Companies Fund–Class R6	2.27%	—	19,614	—	(726)	—	—	1,613	18,888

Invesco International Growth Fund–Class R6	3.59%	—	30,675	—	(808)	—	—	848	29,867

Invesco S&P Emerging Markets Low Volatility ETF	0.30%	—	2,547	—	(61)	—	66	100	2,486

iShares Core MSCI EAFE ETF(c)	1.79%	—	15,143	—	(276)	—	153	232	14,867

Total Foreign Equity Funds		—	111,971	—	(3,291)	—	912		108,680

Real Estate Funds–2.94%
Invesco Global Real Estate Income Fund–Class R6	2.94%	—	24,900	—	(498)	—	480	2,745	24,402

Money Market Funds–1.16%
Invesco Government & Agency Portfolio – Institutional Class, 1.97%(d)	0.40%	—	220,045	(216,750)	—	—	46	3,295	3,295

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(d)	0.29%	—	154,869	(152,452)	—	—	41	2,416	2,417

Invesco Treasury Portfolio –Institutional Class, 1.97%(d)	0.47%	—	251,852	(247,899)	—	—	51	3,953	3,953

Total Money Market Funds		—	626,766	(617,101)	—	—	138		9,665

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $826,077)	99.95%	$—	$1,446,025	$(620,120)	$4,147	$172	$8,090		$830,224

OTHER ASSETS LESS LIABILITIES	0.05%								417

NET ASSETS	100.00%								$830,641

1See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.05%(a)
	% of Net Assets 09/30/18	Value 01/03/2018 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–2.37%
Invesco Global Targeted Returns Fund–Class R6(b)	2.37%	$—	$15,037	$—	$(202)	$—	$—	1,500	$14,835

Asset Allocation Funds–1.66%
Invesco Macro Allocation Strategy Fund–Class R6(b)	1.66%	—	10,409	—	(36)	—	—	1,093	10,373

Domestic Equity Funds–45.20%
Invesco All Cap Market Neutral Fund–Class R6(b)	0.74%	—	4,520	—	116	—	—	541	4,636

Invesco Comstock Fund–Class R6	2.06%	—	12,574	—	290	—	141	461	12,864

Invesco Diversified Dividend Fund–Class R6	3.18%	—	19,864	—	29	—	299	978	19,893

Invesco Equally-Weighted S&P 500 Fund–Class R6	4.38%	—	25,982	—	1,410	—	—	422	27,392

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	2.98%	—	17,309	—	1,332	—	126	131	18,641

Invesco Growth and Income Fund–Class R6	1.96%	—	12,173	—	80	—	144	445	12,253

Invesco Long/Short Equity Fund–Class R6	1.14%	—	7,169	—	(36)	—	—	591	7,133

Invesco Russell Top 200 Pure Growth ETF	6.23%	—	34,676	(1,366)	5,464	160	174	714	38,934

Invesco S&P MidCap Low Volatility ETF	2.00%	—	11,798	—	725	—	152	258	12,523

Invesco S&P SmallCap Low Volatility ETF	1.19%	—	7,077	—	388	—	87	151	7,465

Invesco U.S. Managed Volatility Fund–Class R6	18.41%	—	111,068	(4,242)	8,139	194	—	10,565	115,159

iShares Core S&P Mid-Cap ETF(c)	0.93%	—	5,583	—	254	—	65	29	5,837

Total Domestic Equity Funds		—	269,793	(5,608)	18,191	354	1,188		282,730

Fixed-Income Funds–29.97%
Invesco 1-30 Laddered Treasury ETF	4.66%	—	30,411	—	(1,238)	—	402	940	29,173

Invesco Core Plus Bond Fund–Class R6	4.31%	—	27,862	—	(931)	—	603	2,577	26,931

Invesco Emerging Markets Sovereign Debt ETF	1.86%	—	12,524	—	(869)	—	338	432	11,655

Invesco Floating Rate Fund–Class R6	1.86%	—	11,594	—	32	—	339	1,532	11,626

Invesco High Yield Fund–Class R6	1.86%	—	11,852	—	(243)	—	398	2,838	11,609

Invesco Quality Income Fund–Class R6	5.41%	—	35,056	—	(1,219)	—	889	2,948	33,837

Invesco Short Duration Inflation Protected Fund–Class R6	2.14%	—	13,537	—	(137)	—	193	1,310	13,400

Invesco Short Term Bond Fund–Class R6	2.98%	—	18,775	—	(159)	—	287	2,193	18,616

iShares Core U.S. Aggregate Bond ETF(c)	4.89%	—	31,483	—	(882)	—	460	290	30,601

Total Fixed-Income Funds		—	193,094	—	(5,646)	—	3,909		187,448

Foreign Equity Funds–17.41%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	5.30%	—	34,626	—	(1,479)	—	616	766	33,147

Invesco FTSE RAFI Emerging Markets ETF	1.80%	—	11,941	—	(673)	—	266	533	11,268

Invesco International Companies Fund–Class R6	3.03%	—	19,865	—	(918)	—	—	1,618	18,947

Invesco International Growth Fund–Class R6	4.25%	—	27,706	—	(1,115)	—	—	755	26,591

Invesco S&P Emerging Markets Low Volatility ETF	1.11%	—	7,164	—	(203)	—	182	280	6,961

iShares Core MSCI EAFE ETF(c)	1.92%	—	12,355	—	(372)	—	180	187	11,983

Total Foreign Equity Funds		—	113,657	—	(4,760)	—	1,244		108,897

Real Estate Funds–2.32%
Invesco Global Real Estate Income Fund–Class R6	2.32%	—	14,796	—	(299)	—	336	1,631	14,497

Money Market Funds–1.12%
Invesco Government & Agency Portfolio – Institutional Class, 1.97%(d)	0.39%	—	148,430	(145,966)	—	—	33	2,464	2,464

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(d)	0.28%	—	104,188	(102,428)	1	—	30	1,760	1,761

Invesco Treasury Portfolio –Institutional Class, 1.97%(d)	0.45%	—	169,631	(166,815)	—	—	34	2,816	2,816

Total Money Market Funds		—	422,249	(415,209)	1	—	97		7,041

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $618,572)	100.05%	$—	$1,039,035	$(420,817)	$7,249	$354	$6,774		$625,821

OTHER ASSETS LESS LIABILITIES	(0.05)%								(301)

NET ASSETS	100.00%								$625,520

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.03%(a)
	% of Net Assets 09/30/18	Value 01/03/2018 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Alternative Funds–0.76%
Invesco Global Targeted Returns Fund–Class R6(b)	0.76%	$—	$4,629	$—	$(60)	$—	$—	462	$4,569

Asset Allocation Funds–0.57%
Invesco Macro Allocation Strategy Fund–Class R6(b)	0.57%	—	3,442	—	(7)	—	—	362	3,435

Domestic Equity Funds–50.90%
Invesco Comstock Fund–Class R6	2.68%	—	15,859	—	344	—	187	581	16,203

Invesco Diversified Dividend Fund–Class R6	5.11%	—	30,805	—	38	—	484	1,516	30,843

Invesco Equally-Weighted S&P 500 Fund–Class R6	4.62%	—	26,508	—	1,403	—	—	430	27,911

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.27%	—	19,129	(700)	1,308	43	132	139	19,780

Invesco Growth and Income Fund–Class R6	1.91%	—	11,455	—	54	—	144	418	11,509

Invesco Long/Short Equity Fund–Class R6	2.02%	—	12,259	—	(56)	—	—	1,011	12,203

Invesco Russell Top 200 Pure Growth ETF	8.30%	—	46,670	(3,727)	6,820	350	225	919	50,113

Invesco S&P MidCap Low Volatility ETF	2.57%	—	14,680	—	853	—	185	320	15,533

Invesco S&P SmallCap Low Volatility ETF	2.18%	—	12,432	—	769	—	167	267	13,201

Invesco U.S. Managed Volatility Fund–Class R6	15.87%	—	92,241	(3,161)	6,623	152	—	8,794	95,855

iShares Core S&P 500 ETF(c)	0.87%	—	4,924	—	345	—	63	18	5,269

iShares Core S&P Mid-Cap ETF(c)	1.50%	—	8,672	—	386	—	103	45	9,058

Total Domestic Equity Funds		—	295,634	(7,588)	18,887	545	1,690		307,478

Fixed-Income Funds–22.06%
Invesco 1-30 Laddered Treasury ETF	4.20%	—	26,413	—	(1,057)	—	347	817	25,356

Invesco Core Plus Bond Fund–Class R6	2.89%	—	18,093	—	(606)	—	395	1,673	17,487

Invesco Emerging Markets Sovereign Debt ETF	1.44%	—	9,352	—	(664)	—	256	322	8,688

Invesco Floating Rate Fund–Class R6	0.60%	—	3,618	—	8	—	104	478	3,626

Invesco High Yield Fund–Class R6	0.60%	—	3,701	—	(76)	—	120	886	3,625

Invesco Quality Income Fund–Class R6	4.70%	—	29,412	—	(1,021)	—	745	2,473	28,391

Invesco Short Duration Inflation Protected Fund –Class R6	0.75%	—	4,611	—	(51)	—	69	446	4,560

Invesco Short Term Bond Fund–Class R6	2.70%	—	16,437	—	(139)	—	252	1,920	16,298

iShares Core U.S. Aggregate Bond ETF(c)	4.18%	—	25,944	—	(725)	—	382	239	25,219

Total Fixed-Income Funds		—	137,581	—	(4,331)	—	2,670		133,250

Foreign Equity Funds–21.82%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	6.76%	—	42,639	—	(1,833)	—	765	943	40,806

Invesco FTSE RAFI Emerging Markets ETF	1.94%	—	12,416	—	(683)	—	288	555	11,733

Invesco International Companies Fund–Class R6	3.68%	—	23,306	—	(1,104)	—	—	1,896	22,202

Invesco International Growth Fund–Class R6	5.64%	—	35,544	—	(1,451)	—	—	968	34,093

Invesco S&P Emerging Markets Low Volatility ETF	1.84%	—	11,394	—	(306)	—	297	446	11,088

iShares Core MSCI EAFE ETF(c)	1.96%	—	12,189	—	(334)	—	170	185	11,855

Total Foreign Equity Funds		—	137,488	—	(5,711)	—	1,520		131,777

Real Estate Funds–2.57%
Invesco Global Real Estate Income Fund–Class R6	2.57%	—	15,849	—	(331)	—	361	1,746	15,518

Money Market Funds–1.35%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(d)	0.47%	—	145,619	(142,752)	—	—	30	2,867	2,867

Invesco Liquid Assets Portfolio –Institutional Class, 2.12%(d)	0.34%	—	102,676	(100,628)	—	(1)	27	2,047	2,047

Invesco Treasury Portfolio –Institutional Class, 1.97%(d)	0.54%	—	166,419	(163,142)	—	—	31	3,277	3,277

Total Money Market Funds		—	414,714	(406,522)	—	(1)	88		8,191

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $595,771)	100.03%	$—	$1,009,337	$(414,110)	$8,447	$544	$6,329		$604,218

OTHER ASSETS LESS LIABILITIES	(0.03)%								(184)

NET ASSETS	100.00%								$604,034

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Investment Abbreviations:

ETF   — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security had not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.63%(a)
	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–56.01%
Invesco Comstock Fund–Class R6	3.56%	$—	$20,340	$—	$594	$—	$258	751	$20,934

Invesco Diversified Dividend Fund–Class R6	7.14%	—	41,712	—	252	—	717	2,063	41,964

Invesco Equally-Weighted S&P 500 Fund–Class R6	5.35%	—	30,246	(714)	1,913	37	—	485	31,482

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.78%	—	21,547	(1,276)	1,834	94	171	156	22,199

Invesco Growth and Income Fund–Class R6	1.34%	—	7,827	—	67	—	106	287	7,894

Invesco Long/Short Equity Fund–Class R6	1.40%	—	8,251	—	(31)	—	—	681	8,220

Invesco Russell Top 200 Pure Growth ETF	10.71%	—	58,443	(5,987)	9,676	850	327	1,155	62,982

Invesco S&P MidCap Low Volatility ETF	3.00%	—	17,223	(868)	1,216	49	243	363	17,620

Invesco S&P SmallCap Low Volatility ETF	2.79%	—	16,169	(982)	1,171	56	229	332	16,414

Invesco U.S. Managed Volatility Fund–Class R6	13.66%	—	76,566	(2,932)	6,473	215	—	7,369	80,322

iShares Core S&P 500 ETF(b)	1.84%	—	10,033	—	798	—	140	37	10,831

iShares Core S&P Mid-Cap ETF(b)	1.44%	—	8,017	—	437	—	100	42	8,454

Total Domestic Equity Funds		—	316,374	(12,759)	24,400	1,301	2,291		329,316

Fixed-Income Funds–16.40%
Invesco 1-30 Laddered Treasury ETF	3.95%	—	24,244	—	(999)	—	359	749	23,245

Invesco Core Plus Bond Fund–Class R6	2.48%	—	15,146	—	(554)	—	363	1,396	14,592

Invesco Emerging Markets Sovereign Debt ETF	1.19%	—	7,569	—	(581)	—	218	259	6,988

Invesco Quality Income Fund –Class R6	4.47%	—	27,315	—	(1,022)	—	771	2,290	26,293

Invesco Short Term Bond Fund–Class R6	0.95%	—	5,632	—	(56)	—	100	657	5,576

iShares Core U.S. Aggregate Bond ETF(b)	3.36%	—	20,339	—	(607)	—	333	187	19,732

Total Fixed-Income Funds		—	100,245	—	(3,819)	—	2,144		96,426

Foreign Equity Funds–24.31%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.45%	—	46,075	—	(2,283)	—	894	1,012	43,792

Invesco FTSE RAFI Emerging Markets ETF	1.98%	—	12,495	—	(847)	—	285	551	11,648

Invesco International Companies Fund–Class R6	4.24%	—	26,235	—	(1,293)	—	—	2,130	24,942

Invesco International Growth Fund–Class R6	6.68%	—	41,138	—	(1,868)	—	—	1,115	39,270

Invesco S&P Emerging Markets Low Volatility ETF	1.99%	—	12,098	—	(439)	—	313	469	11,659

iShares Core MSCI EAFE ETF(b)	1.97%	—	12,020	—	(421)	—	193	181	11,599

Total Foreign Equity Funds		—	150,061	—	(7,151)	—	1,685		142,910

Real Estate Funds–2.35%
Invesco Global Real Estate Income Fund–Class R6	2.35%	—	14,036	—	(232)	—	362	1,553	13,804

Money Market Funds–1.56%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	0.55%	—	142,730	(139,499)	—	—	36	3,231	3,231

Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	0.39%	—	100,073	(97,765)	—	—	33	2,307	2,308

Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	0.62%	—	163,039	(159,385)	—	—	36	3,654	3,654

Total Money Market Funds		—	405,842	(396,649)	—	—	105		9,193

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $578,451)	100.63%	$—	$986,558	$(409,408)	$13,198	$1,301	$6,587		$591,649

OTHER ASSETS LESS LIABILITIES	(0.63)%								(3,700)

NET ASSETS	100.00%								$587,949

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.43%(a)

	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–59.23%
Invesco Comstock Fund–Class R6	4.45%	$—	$30,102	$(2,030)	$634	$6	$309	1,030	$28,712

Invesco Diversified Dividend Fund–Class R6	8.94%	—	60,643	(3,134)	130	(48)	863	2,831	57,591

Invesco Equally-Weighted S&P 500 Fund–Class R6	6.42%	—	42,003	(2,652)	1,970	27	—	637	41,348

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	3.91%	—	25,683	(2,132)	1,542	94	161	177	25,187

Invesco Growth and Income Fund–Class R6	0.38%	—	2,468	—	8	—	27	90	2,476

Invesco Long/Short Equity Fund–Class R6	0.62%	—	4,016	—	(9)	—	—	332	4,007

Invesco Russell Top 200 Pure Growth ETF	12.25%	—	78,552	(10,708)	10,668	447	348	1,448	78,959

Invesco S&P MidCap Low Volatility ETF	2.94%	—	18,835	(910)	990	16	218	390	18,931

Invesco S&P SmallCap Low Volatility ETF	3.51%	—	23,551	(2,071)	1,120	43	265	458	22,643

Invesco U.S. Managed Volatility Fund–Class R6	11.74%	—	75,434	(5,002)	5,169	78	—	6,943	75,679

iShares Core S&P 500 ETF(b)	3.13%	—	20,295	(1,403)	1,284	22	230	69	20,198

iShares Core S&P Mid-Cap ETF(b)	0.94%	—	5,805	—	234	—	66	30	6,039

Total Domestic Equity Funds		—	387,387	(30,042)	23,740	685	2,487		381,770

Fixed-Income Funds–11.22%
Invesco 1-30 Laddered Treasury ETF	3.51%	—	25,458	(1,841)	(910)	(51)	315	730	22,656

Invesco Core Plus Bond Fund–Class R6	2.43%	—	17,020	(797)	(500)	(31)	345	1,502	15,692

Invesco Emerging Markets Sovereign Debt ETF	0.38%	—	2,599	—	(171)	—	66	90	2,428

Invesco Quality Income Fund–Class R6	3.80%	—	26,568	(1,206)	(831)	(40)	631	2,133	24,491

iShares Core U.S. Aggregate Bond ETF(b)	1.10%	—	7,282	—	(212)	—	107	67	7,070

Total Fixed-Income Funds		—	78,927	(3,844)	(2,624)	(122)	1,464		72,337

Foreign Equity Funds–24.97%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.59%	—	53,874	(2,880)	(1,886)	(166)	862	1,131	48,942

Invesco FTSE RAFI Emerging Markets ETF	2.20%	—	16,056	(1,098)	(698)	(96)	346	670	14,164

Invesco International Companies Fund–Class R6	4.35%	—	31,332	(1,926)	(1,303)	(58)	—	2,395	28,045

Invesco International Growth Fund–Class R6	6.74%	—	47,978	(2,825)	(1,566)	(161)	—	1,233	43,426

Invesco S&P Emerging Markets Low Volatility ETF	1.89%	—	13,314	(811)	(301)	(45)	342	489	12,157

iShares Core MSCI EAFE ETF(b)	2.20%	—	15,460	(900)	(358)	(40)	197	221	14,162

Total Foreign Equity Funds		—	178,014	(10,440)	(6,112)	(566)	1,747		160,896

Real Estate Funds–1.37%
Invesco Global Real Estate Income Fund–Class R6	1.37%	—	9,483	(500)	(191)	(1)	195	989	8,791

Money Market Funds–3.64%
Invesco Government & Agency Portfolio –Institutional Class, 1.97(c)	1.27%	—	175,147	(166,934)	—	—	38	8,213	8,213

Invesco Liquid Assets Portfolio –Institutional Class, 2.15(c)	0.91%	—	123,795	(117,930)	—	1	34	5,864	5,866

Invesco Treasury Portfolio –Institutional Class, 1.97(c)	1.46%	—	200,165	(190,779)	—	—	40	9,386	9,386

Total Money Market Funds		—	499,107	(475,643)	—	1	112		23,465

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $632,446)	100.43%	$—	$1,152,918	$(520,469)	$14,813	$(3)	$6,005		$647,259

OTHER ASSETS LESS LIABILITIES	(0.43)%								(2,744)

NET ASSETS	100.00%								$644,515

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak RetirementTM Funds

Schedule of Investments-(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.02%(a)
	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–64.92%
Invesco Comstock Fund–Class R6	6.16%	$—	$32,406	$—	$758	$—	$406	1,189	$33,164

Invesco Diversified Dividend Fund–Class R6	9.83%	—	52,867	—	48	—	903	2,601	52,915

Invesco Equally-Weighted S&P 500 Fund–Class R6	7.80%	—	40,441	(741)	2,299	(2)	—	647	41,997

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	4.70%	—	24,801	(1,541)	1,972	97	192	178	25,329

Invesco Long/Short Equity Fund–Class R6	0.18%	—	988	—	(10)	—	—	81	978

Invesco Russell Top 200 Pure Growth ETF	14.39%	—	69,871	(4,639)	11,923	332	377	1,421	77,487

Invesco S&P MidCap Low Volatility ETF	2.66%	—	13,420	—	899	—	188	295	14,319

Invesco S&P SmallCap Low Volatility ETF	3.53%	—	19,179	(1,514)	1,240	80	262	384	18,985

Invesco U.S. Managed Volatility Fund–Class R6	10.68%	—	54,087	(992)	4,390	2	—	5,274	57,487

iShares Core S&P 500 ETF(b)	4.02%	—	20,083	—	1,579	—	278	74	21,662

iShares Core S&P Mid-Cap ETF(b)	0.97%	—	4,990	—	244	—	62	26	5,234

Total Domestic Equity Funds		—	333,133	(9,427)	25,342	509	2,668		349,557

Fixed-Income Funds–6.36%
Invesco 1-30 Laddered Treasury ETF	2.70%	—	15,803	(539)	(694)	(15)	236	469	14,555

Invesco Core Plus Bond Fund–Class R6	0.91%	—	5,079	—	(206)	—	130	466	4,873

Invesco Quality Income Fund–Class R6	2.75%	—	15,431	—	(627)	—	459	1,290	14,804

Total Fixed-Income Funds		—	36,313	(539)	(1,527)	(15)	825		34,232

Foreign Equity Funds–27.08%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	8.02%	—	45,380	—	(2,194)	—	864	998	43,186

Invesco FTSE RAFI Emerging Markets ETF	2.43%	—	14,524	(561)	(885)	29	332	620	13,107

Invesco International Companies Fund–Class R6	4.73%	—	26,957	—	(1,476)	—	—	2,176	25,481

Invesco International Growth Fund–Class R6	7.18%	—	40,552	—	(1,916)	—	—	1,097	38,636

Invesco S&P Emerging Markets Low Volatility ETF	2.22%	—	12,396	—	(438)	—	348	481	11,958

iShares Core MSCI EAFE ETF(b)	2.50%	—	13,924	—	(467)	—	213	210	13,457

Total Foreign Equity Funds		—	153,733	(561)	(7,376)	29	1,757		145,825

Real Estate Funds–0.37%
Invesco Global Real Estate Income Fund–Class R6	0.37%	—	2,029	—	(48)	—	52	223	1,981

Money Market Funds–1.29%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	0.45%	—	121,714	(119,282)	—	—	29	2,432	2,432

Invesco Liquid Assets Portfolio –Institutional Class, 2.15%(c)	0.32%	—	84,973	(83,235)	—	—	26	1,737	1,738

Invesco Treasury Portfolio –Institutional Class, 1.97%(c)	0.52%	—	139,099	(136,320)	—	—	29	2,780	2,779

Total Money Market Funds		—	345,786	(338,837)	—	—	84		6,949

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $522,153)	100.02%	$—	$870,994	$(349,364)	$16,391	$523	$5,386		$538,544

OTHER ASSETS LESS LIABILITIES	(0.02)%								(122)

NET ASSETS	100.00%								$538,422

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.03%(a)

	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–66.78%
Invesco Comstock Fund–Class R6	6.96%	$—	$35,887	$—	$836	$—	$449	1,317	$36,723

Invesco Diversified Dividend Fund–Class R6	9.91%	—	52,231	—	64	—	894	2,571	52,295

Invesco Equally-Weighted S&P 500 Fund–Class R6	8.45%	—	43,375	(1,256)	2,449	25	—	687	44,593

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	5.31%	—	27,298	(1,556)	2,180	111	205	197	28,033

Invesco Russell Top 200 Pure Growth ETF	15.12%	—	73,794	(6,847)	12,283	602	386	1,464	79,832

Invesco S&P MidCap Low Volatility ETF	2.52%	—	12,465	—	835	—	175	274	13,300

Invesco S&P SmallCap Low Volatility ETF	3.40%	—	17,400	(636)	1,148	35	238	363	17,947

Invesco U.S. Managed Volatility Fund–Class R6	10.13%	—	51,404	(2,103)	4,089	53	—	4,903	53,443

iShares Core S&P 500 ETF(b)	3.99%	—	20,350	(842)	1,546	23	273	72	21,077

iShares Core S&P Mid-Cap ETF(b)	0.99%	—	4,990	—	243	—	62	26	5,233

Total Domestic Equity Funds		—	339,194	(13,240)	25,673	849	2,682		352,476

Fixed-Income Funds–4.78%
Invesco 1-30 Laddered Treasury ETF	2.38%	—	13,142	—	(604)	—	203	404	12,538

Invesco Quality Income Fund–Class R6	2.40%	—	13,216	—	(535)	—	391	1,104	12,681

Total Fixed-Income Funds		—	26,358	—	(1,139)	—	594		25,219

Foreign Equity Funds–27.13%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.76%	—	43,241	—	(2,262)	—	868	947	40,979

Invesco FTSE RAFI Emerging Markets ETF	2.42%	—	13,748	—	(958)	—	333	605	12,790

Invesco International Companies Fund–Class R6	4.81%	—	26,878	—	(1,502)	—	—	2,167	25,376

Invesco International Growth Fund–Class R6	7.35%	—	40,827	—	(2,015)	—	—	1,102	38,812

Invesco S&P Emerging Markets Low Volatility ETF	2.42%	—	13,253	—	(475)	—	373	514	12,778

iShares Core MSCI EAFE ETF(b)	2.37%	—	12,985	—	(489)	—	214	195	12,496

Total Foreign Equity Funds		—	150,932	—	(7,701)	—	1,788		143,231

Money Market Funds–1.34%
Invesco Government & Agency Portfolio –Institutional Class, 1.97%(c)	0.47%	—	121,093	(118,611)	—	—	26	2,482	2,482

Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	0.34%	—	85,012	(83,239)	—	—	24	1,773	1,773

Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	0.53%	—	138,359	(135,538)	—	—	27	2,821	2,821

Total Money Market Funds		—	344,464	(337,388)	—	—	77		7,076

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $511,169)	100.03%	$—	$860,948	$(350,628)	$16,833	$849	$5,141		$528,002

OTHER ASSETS LESS LIABILITIES	(0.03)%								(169)

NET ASSETS	100.00%								$527,833

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

September 30, 2018

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–100.02%(a)

	% of Net Assets 09/30/18	Value 01/03/18 (Commencement Date)	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/18	Value 09/30/18

Domestic Equity Funds–67.54%
Invesco Comstock Fund–Class R6	7.05%	$—	$97,747	$(59,685)	$821	$(1,450)	$461	1,342	$37,433

Invesco Diversified Dividend Fund–Class R6	9.84%	—	142,273	(88,759)	16	(1,266)	903	2,570	52,264

Invesco Equally-Weighted S&P 500 Fund–Class R6	8.58%	—	119,538	(75,053)	2,495	(1,413)	—	702	45,567

Invesco FTSE RAFI U.S. 1500 Small-Mid ETF	5.28%	—	78,463	(52,104)	2,194	(520)	216	197	28,033

Invesco Russell Top 200 Pure Growth ETF	15.26%	—	209,995	(141,309)	12,468	(122)	396	1,486	81,032

Invesco S&P MidCap Low Volatility ETF	2.62%	—	35,056	(21,836)	866	(204)	183	286	13,882

Invesco S&P SmallCap Low Volatility ETF	3.57%	—	49,561	(31,447)	1,235	(413)	252	383	18,936

Invesco U.S. Managed Volatility Fund–Class R6	10.18%	—	139,946	(88,588)	4,121	(1,437)	—	4,958	54,042

iShares Core S&P 500 ETF(b)	4.14%	—	55,393	(34,763)	1,574	(249)	284	75	21,955

iShares Core S&P Mid-Cap ETF(b)	1.02%	—	13,322	(8,045)	246	(88)	65	27	5,435

Total Domestic Equity Funds		—	941,294	(601,589)	26,036	(7,162)	2,760		358,579

Fixed-Income Funds–4.75%
Invesco 1-30 Laddered Treasury ETF	2.39%	—	35,431	(21,949)	(427)	(362)	209	409	12,693

Invesco Quality Income Fund–Class R6	2.36%	—	35,752	(22,609)	(383)	(219)	400	1,092	12,541

Total Fixed-Income Funds		—	71,183	(44,558)	(810)	(581)	609		25,234

Foreign Equity Funds–26.91%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	7.70%	—	116,735	(72,537)	(2,246)	(1,059)	851	945	40,893

Invesco FTSE RAFI Emerging Markets ETF	2.43%	—	36,173	(22,080)	(967)	(252)	329	609	12,874

Invesco International Companies Fund–Class R6	4.71%	—	72,015	(44,816)	(1,548)	(638)	—	2,136	25,013

Invesco International Growth Fund–Class R6	7.27%	—	108,565	(67,188)	(2,035)	(741)	—	1,096	38,601

Invesco S&P Emerging Markets Low Volatility ETF	2.45%	—	35,751	(21,996)	(498)	(255)	378	523	13,002

iShares Core MSCI EAFE ETF(b)	2.35%	—	35,197	(21,911)	(523)	(267)	225	195	12,496

Total Foreign Equity Funds		—	404,436	(250,528)	(7,817)	(3,212)	1,783		142,879

Money Market Funds–0.82%
Invesco Government & Agency Portfolio –Institutional Class, 1.97% (c)	0.29%	—	437,633	(436,101)	—	—	67	1,532	1,532

Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (c)	0.21%	—	311,283	(310,211)	—	23	58	1,095	1,095

Invesco Treasury Portfolio –Institutional Class, 1.97% (c)	0.32%	—	499,871	(498,159)	—	—	72	1,712	1,712

Total Money Market Funds		—	1,248,787	(1,244,471)	—	23	197		4,339

TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $513,622)	100.02%	$—	$2,665,700	$(2,141,146)	$17,409	$(10,932)	$5,349		$531,031

OTHER ASSETS LESS LIABILITIES	(0.02)%								(95)

NET ASSETS	100.00%								$530,936

Investment Abbreviations:

ETF — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), formerly Invesco PowerShares Capital Management LLC, an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE,

Invesco Peak Retirement™ Funds

A.	Security Valuations – (continued)

events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Peak Retirement™ Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the period January 3, 2018 (commencement date) through September 30, 2018, there were no material transfers between valuation levels.

Invesco Peak Retirement™ Funds

Invesco Quality Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us VK-QINC-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2018

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–96.06%

Collateralized Mortgage Obligations–8.69%
Fannie Mae ACES, 2.75% (1 mo. USD LIBOR + 0.59%), 09/25/2023 (a)	$3,854,788	$3,865,723
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	263,878	282,729
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	113,828	12,754
8.00%, 05/25/2030	611,208	167,443
7.50%, 01/25/2032	196,812	30,425
Fannie Mae REMICs, 2.00%, 06/25/2019	1,184	1,178
7.00%, 09/25/2032	220,481	247,017
6.59%, 06/25/2039(b)	803,426	889,382
3.00%, 05/25/2045	2,196,174	1,986,700
2.72% (1 mo. USD LIBOR + 0.50%), 06/25/2046(a)	720,675	727,526
Fannie Mae REMICs, IO, 3.00%, 10/25/2026 to 02/25/2028	15,401,852	1,312,719
8.00%, 08/18/2027 to 09/18/2027	640,069	129,235
6.00%, 05/25/2033	35,330	8,469
7.00%, 05/25/2033	641,833	147,794
4.43% (1 mo. USD LIBOR + 6.65%), 03/25/2039 (a)	7,801,650	546,728
3.50%, 08/25/2042	1,242,526	153,345
1.41%, 02/25/2056(b)	16,106,519	674,807
Freddie Mac Multifamily Structured Pass Through Securities, 2.58% (12 mo. MTA Rate + 0.74%), 10/25/2021 (a)	1,599,384	1,601,265
Freddie Mac REMICs, 3.00%, 10/15/2018 to 03/15/2035	2,392,153	2,262,154
1.50%, 01/15/2027	4,080,437	3,893,909
2.73% (1 mo. USD LIBOR + 0.45%), 10/15/2036(a)	1,180,970	1,188,565
2.83% (1 mo. USD LIBOR + 0.55%), 10/15/2036(a)	864,115	866,903
2.60% (1 mo. USD LIBOR + 0.50%), 03/15/2042(a)	358,147	357,909
2.58% (1 mo. USD LIBOR + 0.30%), 10/15/2043(a)	4,225,642	4,217,293
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	2,221,156	75,937
2.50%, 09/15/2027	2,318,792	157,878
1.54%, 02/15/2039(b)	5,482,682	260,312
4.00%, 12/15/2041	1,339,306	128,392
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	927,140	245,649

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	$1,800,263	$2,018,145
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,736,632	1,654,456
Ginnie Mae REMICs, 5.88%, 01/20/2039(b)	1,646,276	1,775,944
4.49%, 07/20/2041(b)	2,470,965	2,514,561
3.20%, 09/20/2041(b)	1,823,204	1,912,044
2.50%, 10/20/2043	1,130,646	910,638
3.00%, 10/20/2045 to 01/20/2046	8,988,024	7,832,455
		45,058,383

Federal Home Loan Mortgage Corp. (FHLMC)–25.43%

Pass Through Ctfs., 5.00%, 10/01/2018 to 06/01/2040	5,612,756	5,959,629
8.50%, 08/01/2019 to 08/01/2031	221,544	260,429
3.50%, 08/01/2026 to 09/01/2045	7,417,923	7,334,820
6.50%, 05/01/2028 to 08/01/2033	336,034	371,950
6.00%, 03/01/2029	3,182	3,522
2.50%, 02/01/2031	3,531,874	3,409,243
3.00%, 02/01/2032	11,152,431	10,998,315
8.00%, 08/01/2032	192,616	221,792
7.50%, 05/01/2035	302,303	344,733
5.50%, 12/01/2036	200,802	217,293
4.50%, 05/01/2038 to 02/01/2042	15,536,876	16,197,507
5.35%, 07/01/2038 to 10/17/2038	1,809,764	1,907,415
5.80%, 10/01/2038 to 01/20/2039	900,375	959,953
5.45%, 11/25/2038	2,390,830	2,537,614
4.00%, 06/01/2042	4,582,648	4,670,071
Pass Through Ctfs., ARM, 4.25% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,423,151	1,496,686
4.03% (1 yr. USD LIBOR + 2.08%), 02/01/2037(a)	114,744	121,801
4.15% (1 yr. USD LIBOR + 2.18%), 03/01/2037(a)	440,146	467,951
4.38% (1 yr. USD LIBOR + 1.88%), 05/01/2037(a)	455,691	479,778
3.76% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	961,402	1,012,499
3.89% (1 yr. USD LIBOR + 2.05%), 01/01/2038(a)	274,688	289,154
3.98% (1 yr. USD LIBOR + 1.85%), 03/01/2041(a)	77,051	80,818
Pass Through Ctfs., TBA, 3.00%, 10/11/2048(c)	26,450,000	25,304,695
3.50%, 10/11/2048(c)	30,000,000	29,520,703
4.00%, 10/11/2048(c)	17,500,000	17,671,437
		131,839,808

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–44.02%

Pass Through Ctfs.,
4.50%, 05/01/2019 to 07/01/2044	$12,388,618	$12,883,399
8.00%, 07/01/2020 to 04/01/2033	416,822	480,826
6.50%, 06/01/2022 to 11/01/2038	2,284,029	2,519,071
5.50%, 11/01/2022 to 04/01/2038	6,727,135	7,218,494
7.00%, 07/01/2023 to 12/01/2033	265,846	275,208
4.00%, 06/01/2024 to 05/01/2045	24,984,193	25,369,987
5.00%, 06/01/2027 to 01/01/2041	5,283,776	5,610,657
3.00%, 02/01/2028 to 11/01/2045	16,683,966	16,323,106
9.50%, 04/01/2030	35,967	39,979
3.50%, 11/01/2030 to 04/01/2046	39,401,873	39,076,790
2.50%, 02/01/2032	6,599,244	6,375,189
5.63%, 08/01/2032	350,274	367,370
8.50%, 10/01/2032	389,890	462,388
6.00%, 12/01/2035 to 05/01/2040	2,275,800	2,478,597
7.50%, 08/01/2037	460,974	530,628
5.45%, 01/01/2038	373,527	392,077
Pass Through Ctfs., ARM, 3.82% (1 yr. USD LIBOR + 1.73%), 03/01/2038(a)	182,245	190,908
3.48% (1 yr. USD LIBOR + 1.30%), 02/01/2039(a)	1,829,426	1,888,080
3.05% (1 yr. USD LIBOR + 1.67%), 08/01/2042(a)	812,423	811,800
2.76% (1 yr. USD LIBOR + 1.61%), 03/01/2046(a)	3,831,081	3,804,302
Pass Through Ctfs., TBA, 2.50%, 10/16/2033(c)	17,000,000	16,404,006
3.00%, 10/16/2033 to 10/11/2048(c)	48,250,000	46,675,764
3.50%, 10/11/2048(c)	18,400,000	18,108,381
4.00%, 10/11/2048(c)	19,700,000	19,893,417
		228,180,424

Government National Mortgage Association (GNMA)–17.92%

Pass Through Ctfs., 9.50%, 01/15/2019 to 06/15/2022	40,542	40,826
9.00%, 04/15/2019 to 08/15/2024	58,908	59,182
8.00%, 03/15/2020 to 12/15/2021	45,371	45,509
7.00%, 11/15/2022 to 01/15/2029	211,386	218,024
6.50%, 04/15/2026 to 11/15/2028	108,461	119,054
6.00%, 01/15/2028 to 04/20/2029	266,431	288,717
5.50%, 05/15/2033 to 10/15/2034	661,598	717,180
5.00%, 11/20/2037	741,372	767,092
3.50%, 07/20/2046	7,310,522	7,296,947
4.00%, 02/20/2048	4,125,724	4,251,520
Pass Through Ctfs., ARM, 2.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 10/20/2047(a)	4,489,187	4,413,238
Pass Through Ctfs., TBA, 3.00%, 10/18/2048(c)	26,100,000	25,279,787
3.50%, 10/18/2048(c)	32,500,000	32,319,093
4.00%, 10/18/2048(c)	16,800,000	17,085,140
		92,901,309
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $514,636,749)		497,979,924

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Asset-Backed Securities–39.90%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 3.80%, 10/25/2035(b)	$527,087	$486,701
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.73%, 03/25/2045(b)(d)	3,506,407	3,416,761
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 4.52% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	240,323	241,738
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(d)	457,425	454,824
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	81,075	77,837
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 4.03%, 02/20/2036(b)	845,374	842,604
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.77%, 03/25/2035(b)	1,567,467	1,536,432
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, Floating Rate Pass Through Ctfs., 3.40% (1 mo. USD LIBOR + 1.12%), 03/15/2037(a)(d)	6,500,000	6,513,646
CAL Funding III Ltd, Series 2018-2A, Class A, Pass Through Ctfs., 4.34%, 09/25/2043(d)	3,500,000	3,508,461
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, Floating Rate Pass Through Ctfs., 3.25% (1 mo. USD LIBOR + 0.97%), 07/15/2032(a)(d)	3,000,000	3,004,520
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 3.33% (1 mo. USD LIBOR + 1.05%), 07/15/2032(a)(d)	2,954,000	2,956,615
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.43%, 12/25/2035(b)	38,246	36,893
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 4.12%, 07/25/2037(b)	759,496	776,479
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 4.12%, 07/25/2037(b)	701,613	705,832

	Principal Amount	Value
Chase Mortgage Trust, Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(d)	$3,009,450	$2,935,072
Series 2016-2, Class M4, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(d)	2,967,241	2,816,938
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 2.76% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	362,740	347,861
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 3.93%, 09/25/2034(b)	1,645,868	1,597,927
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 4.05%, 08/25/2034(b)	226,196	221,413
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 4.82% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(a)	1,699,523	1,726,730
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 3.86%, 03/25/2036(b)	60,726	60,169
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.78%, 08/25/2036(b)(d)	27,316	27,317
COLT Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(d)	1,207,576	1,201,410
Series 2017-1, Class A3, Variable Rate Pass Through Ctfs., 3.07%, 05/27/2047(b)(d)	1,408,839	1,400,291
Series 2017-2, Class A2A, Variable Rate Pass Through Ctfs., 2.57%, 10/25/2047(b)(d)	2,297,105	2,288,267
Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.17%, 08/10/2046(b)	30,905,293	1,311,933
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 4.31% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(d)	115,042	114,924
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 0.94%, 08/10/2048(b)	43,098,798	1,878,530
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 4.15%, 06/25/2034(b)	1,268,753	1,271,515

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(b)(d)	$1,426,503	$1,397,472
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.57%, 08/25/2043(b)(d)	4,889,017	4,832,308
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	2,513,294	2,453,899
DBGS Mortgage Trust, Series 2018-BIOD, Class A, Floating Rate Pass Through Ctfs., 3.08% (1 mo. USD LIBOR + 0.80%), 05/15/2035(a)(d)	4,733,253	4,742,001
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.52%, 08/10/2044(b)(d)	5,000,000	5,206,357
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, Variable Rate Pass Through Ctfs., 2.58%, 10/25/2047(b)(d)	1,772,380	1,761,165
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 3.66%, 06/27/2037(b)(d)	3,273,700	3,311,479
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(d)	6,109,000	5,982,213
FREMF Mortgage Trust, Series 2017-KF41, Class B, Floating Rate Pass Through Ctfs., 4.61% (1 mo. USD LIBOR + 2.50%), 11/25/2024(a)(d)	930,368	942,943
Galton Funding Mortgage Trust, Series 2018-1, Class A33, Variable Rate Pass Through Ctfs., 3.50%, 11/25/2057(b)(d)	4,097,453	4,008,995
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.97%, 06/19/2035(b)	1,561,354	1,536,799
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 2.49% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	119,667	115,150
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 4.43%, 09/25/2034(b)	185,118	186,263
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs., 4.40%, 12/25/2034(b)	840,769	849,747

	Principal Amount	Value
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(d)	$6,000,000	$5,949,919
Home Partners of America Trust, Series 2017-1, Class C, Floating Rate Pass Through Ctfs., 3.71% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(d)	3,000,000	3,008,178
Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.06% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(d)	6,620,000	6,649,933
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class E, Floating Rate Pass Through Ctfs., 4.51% (1 mo. USD LIBOR + 2.35%), 08/09/2032(a)(d)	2,000,000	2,009,140
Invitation Homes Trust, Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.61% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(d)	3,208,000	3,225,843
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 3.96% (1 mo. USD LIBOR + 1.80%), 12/17/2036(a)(d)	7,916,000	7,981,567
Series 2018-SFR3, Class B, Floating Rate Pass Through Ctfs., 3.31% (1 mo. USD LIBOR + 1.15%), 07/17/2037(a)(d)	5,000,000	5,030,734
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 4.17%, 02/25/2035(b)	1,553,529	1,590,945
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.86%, 06/25/2035(b)	1,046,255	1,055,299
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 4.38%, 08/25/2035(b)	680,086	667,124
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(b)(d)	2,972,555	2,950,489
Series 2015-3, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	4,381,957	4,278,400
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 3.08%, 05/25/2045(b)(d)	2,081,293	2,079,413
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.64%, 12/25/2046(b)(d)	2,651,883	2,619,629
Series 2017-5, Class A1, Variable Rate Pass Through Ctfs., 3.17%, 10/26/2048(b)(d)	4,323,724	4,292,048
Series 2018-7FRB, Class A2, Floating Rate Pass Through Ctfs., 2.81% (1 mo. USD LIBOR + 0.75%), 04/25/2046(a)(d)	6,126,479	6,158,209

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $3,677,180) (d)	$3,552,831	$3,518,701
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50% (PNMR - 3.00%), 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $5,049,053) (a)(d)	4,880,197	4,810,044
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(d)	107,922	107,625
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.46% (1 mo. USD LIBOR + 0.24%), 04/25/2036(a)	65,301	57,021
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Variable Rate Pass Through Ctfs., 3.97%, 11/25/2035(b)	608,482	614,404
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 2.68% (1 mo. USD LIBOR + 0.46%), 03/25/2030(a)	755,176	735,353
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 11/25/2058(b)(d)	2,845,726	2,798,280
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(b)	1,649,667	1,644,776
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, Floating Rate Pass Through Ctfs., 2.96% (1 mo. USD LIBOR + 0.68%), 10/17/2022(a)(d)	3,800,000	3,819,907
Onslow Bay Financial LLC, Series 2018-EXP1, Class 2A1, Floating Rate Pass Through Ctfs., 3.07% (1 mo. USD LIBOR + 0.85%), 04/25/2048(a)(d)	4,452,259	4,464,663
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 2.49% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	52,610	24,794
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 4.18%, 07/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $1,059,094) (b)(d)	1,065,941	1,093,540
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(b)	1,263,296	1,201,874
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)(d)	2,155,057	2,128,951

	Principal Amount	Value
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.11% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(d)	$5,750,000	$5,790,418
Stonemont Portfolio Trust, Series 2017-MONT, Class F, Floating Rate Pass Through Ctfs., 5.77% (1 mo. USD LIBOR + 3.60%), 08/20/2030(a)(d)	1,988,203	2,003,430
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49% (1 mo. USD LIBOR + 0.30%), 09/25/2034(a)	413,401	389,271
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 3.91%, 01/25/2035(b)	246,190	244,835
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 2.68% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	1,045,105	1,024,312
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 4.13%, 11/25/2032(b)	181,705	174,421
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 3.61%, 07/25/2045(b)	2,821,966	2,764,948
Towd Point Mortgage Trust, Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(b)(d)	854,862	853,853
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)(d)	4,764,414	4,681,630
Verus Securitization Trust, Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.64%, 07/25/2047(b)(d)	3,327,434	3,267,970
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.85%, 07/25/2047(b)(d)	3,262,190	3,209,056
Series 2018-1, Class A3, Variable Rate Pass Through Ctfs., 3.21%, 02/25/2048(b)(d)	3,725,369	3,733,778
Series 2018-INV1, Class A3, Variable Rate Pass Through Ctfs., 4.05%, 03/25/2058(b)(d)	1,307,414	1,310,588
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 4.08%, 11/25/2036(b)	164,578	156,240
Wells Fargo Commercial Mortgage Trust, Series 2018- BXI, Class C, Floating Rate Pass Through Ctfs., 3.44% (1 mo. USD LIBOR + 1.16%), 12/15/2036(a)(d)	1,500,000	1,506,098

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.93%, 03/25/2035(b)	$142,705	$146,443
Series 2005-AR12, Class 1A1, Variable Rate Pass Through Ctfs., 4.11%, 05/25/2035(b)	548,213	562,106
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 3.84%, 03/25/2036(b)	1,958,178	1,905,014
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 4.38%, 03/25/2036(b)	1,139,894	1,155,505
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 4.32%, 05/25/2036(b)	1,148,286	1,178,635
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 4.39%, 04/25/2036(b)	638,345	646,991
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.23%, 12/15/2046(b)(d)	2,600,000	2,481,378
Total Asset-Backed Securities (Cost $206,853,136)		206,840,154

Agency Credit Risk Transfer Notes–8.16%

Fannie Mae Connecticut Avenue Securities, 5.12% (1 mo. USD LIBOR + 2.90%), 07/25/2024 (a)	4,361,933	4,665,041
Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 4.42% (1 mo. USD LIBOR + 2.20%), 02/25/2024(a)	1,473,607	1,514,788
Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 4.07% (1 mo. USD LIBOR + 1.85%), 10/25/2027(a)	5,552,100	5,653,253
Series 2015-HQ1, Class M3, Floating Rate STACR® Debt Notes, 6.02% (1 mo. USD LIBOR + 3.80%), 03/25/2025(a)	5,000,000	5,348,582
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 5.12% (1 mo. USD LIBOR + 2.90%), 07/25/2028(a)	4,209,675	4,313,730
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 4.97% (1 mo. USD LIBOR + 2.75%), 09/25/2028(a)	2,908,566	2,969,325
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 4.47% (1 mo. USD LIBOR + 2.25%), 11/25/2028(a)	3,886,955	3,969,978
Series 2016-HQA4, Class M2, Floating Rate STACR® Debt Notes, 3.52% (1 mo. USD LIBOR + 1.30%), 04/25/2029(a)	3,500,000	3,547,881

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Series 2017-DNA2, Class M1, Floating Rate STACR® Debt Notes, 3.42% (1 mo. USD LIBOR + 1.20%), 10/25/2029(a)	$5,253,305	$5,313,940
Series 2018-DNA2, Class M1, Floating Rate STACR® Debt Notes, 3.02% (1 mo. USD LIBOR + 0.80%), 12/25/2030(a)(d)	5,000,000	5,017,687
Total Agency Credit Risk Transfer Notes (Cost $42,488,489)		42,314,205

Certificate of Deposit–1.93%

Wells Fargo Bank, N.A., 2.76% (1 mo. USD LIBOR + 0.52%), 03/27/2019 (Cost $10,000,000)(a)	10,000,000	10,019,340

U.S. Treasury Bills–0.15%

2.12-2.15%, 01/24/2019 (Cost $794,438) (e)(f)	800,000	794,358

	Shares

Money Market Funds–1.88%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (g)	3,401,716	3,401,716
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (g)	2,428,813	2,429,541
Invesco Treasury Portfolio –Institutional Class, 1.97% (g)	3,887,675	3,887,675
Total Money Market Funds (Cost $9,718,932)		9,718,932
TOTAL INVESTMENTS IN SECURITIES–148.08% (Cost $784,491,744)		767,666,913
OTHER ASSETS LESS LIABILITIES–(48.08)%		(249,253,855)
NET ASSETS–100.00%		$518,413,058

Investment Abbreviations:

ACES	—	Automatically Convertible Extendable Security
ARM	—	Adjustable Rate Mortgage
Ctfs.	—	Certificates
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MTA	—	Moving Treasury Average
PNMR	—	Panamanian Mortgage Reference Rate
REMICs	—	Real Estate Mortgage Investment Conduits
STACR®	—	Structured Agency Credit Risk
STRIPS	—	Separately Traded Registered Interest and Principal Security
TBA	—	To Be Announced
USD	—	U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2018.

(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2018.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2018 was $178,108,977, which represented 34.36% of the Fund’s Net Assets.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

Open Futures Contracts
	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. Treasury 10 Year Notes	21	December-2018	$2,494,406	$(30,402)	$(30,402)
U.S. Treasury Long Bonds	31	December-2018	4,355,500	(134,730)	(134,730)
Subtotal—Long Futures Contracts				(165,132)	(165,132)
Short Futures Contracts
U.S. Treasury 2 Year Notes	227	December-2018	(47,836,703)	127,202	127,202
U.S. Treasury 5 Year Notes	365	December-2018	(41,053,946)	327,061	327,061
U.S. Treasury Ultra Bonds	10	December-2018	(1,542,812)	54,117	54,117
Subtotal—Short Futures Contracts				508,380	508,380
Total Futures Contracts—Interest Rate Risk				$343,248	$343,248

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Quality Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk

Invesco Quality Income Fund

D.	Futures Contracts – (continued)

with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

F.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage- Backed Securities	$—	$497,979,924	$—	$497,979,924
Asset-Backed Securities	—	206,840,154	—	206,840,154
Agency Credit Risk Transfer Notes	—	42,314,205	—	42,314,205
Certificates of Deposit	—	10,019,340	—	10,019,340
U.S. Treasury Bills	—	794,358	—	794,358
Money Market Funds	9,718,932	—	—	9,718,932
Total Investments in Securities	9,718,932	757,947,981	—	767,666,913
Other Investments – Assets*
Futures Contracts	508,380	—	—	508,380
Other Investments – Liabilities*
Futures Contracts	(165,132)	—	—	(165,132)
Total Other Investments	343,248	—	—	343,248
Total Investments	$10,062,180	$757,947,981	$—	$768,010,161

* Unrealized appreciation (depreciation).

Invesco Quality Income Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings September 30, 2018

invesco.com/us SCG-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.58%

Aerospace & Defense–1.52%

BWX Technologies, Inc.	339,204	$21,213,818
TransDigm Group, Inc. (b)	80,337	29,909,465
		51,123,283

Alternative Carriers–0.78%

Cogent Communications Holdings, Inc.	468,482	26,141,296

Apparel Retail–0.60%

Urban Outfitters, Inc. (b)	491,799	20,114,579

Apparel, Accessories & Luxury Goods–1.25%

Carter’s, Inc.	186,955	18,433,763
G-III Apparel Group, Ltd. (b)	487,907	23,512,238
		41,946,001

Application Software–10.76%

2U, Inc. (b)	343,011	25,790,997
Apptio, Inc. -Class A (b)	662,169	24,473,766
Aspen Technology, Inc. (b)	486,062	55,367,322
BlackLine, Inc. (b)	544,801	30,764,913
Fair Isaac Corp. (b)	207,371	47,394,642
Guidewire Software Inc. (b)	392,403	39,636,627
Pegasystems Inc.	449,643	28,147,652
Q2 Holdings, Inc. (b)	613,624	37,154,933
RealPage, Inc. (b)	593,011	39,079,425
Ultimate Software Group, Inc. (The) (b)	106,482	34,307,436
		362,117,713

Asset Management & Custody Banks–0.26%

WisdomTree Investments, Inc.	1,023,230	8,676,990

Auto Parts & Equipment–1.15%

Cooper-Standard Holdings Inc. (b)	186,153	22,334,637
Visteon Corp. (b)	177,653	16,503,964
		38,838,601

Biotechnology–7.50%
Adamas Pharmaceuticals, Inc. (b)(c)	968,330	19,385,967
Agios Pharmaceuticals, Inc. (b)	379,235	29,246,603
Amicus Therapeutics, Inc. (b)	2,078,821	25,132,946
Halozyme Therapeutics, Inc. (b)	1,708,350	31,040,720
Neurocrine Biosciences, Inc. (b)	409,361	50,330,935
Repligen Corp. (b)	597,678	33,147,222
Sage Therapeutics, Inc. (b)	182,413	25,765,836
Sarepta Therapeutics, Inc. (b)	236,095	38,131,703
		252,181,932

	Shares	Value

Brewers–0.68%

Boston Beer Co., Inc. (The) -Class A (b)	79,585	$22,880,688

Building Products–0.53%

Masonite International Corp.(b)	277,647	17,797,173

Casinos & Gaming–1.08%

Penn National Gaming, Inc. (b)	1,101,650	36,266,318

Commercial Printing–0.52%

Deluxe Corp.	308,352	17,557,563

Construction Machinery & Heavy Trucks–1.91%

Oshkosh Corp.	286,143	20,384,827
WABCO Holdings Inc. (b)	155,288	18,314,667
Wabtec Corp.	244,778	25,672,317
		64,371,811

Construction Materials–0.78%

Martin Marietta Materials, Inc.	144,390	26,271,761

Distributors–1.05%

Pool Corp.	210,934	35,200,666

Education Services–0.67%

Adtalem Global Education Inc. (b)	468,511	22,582,230

Electronic Components–1.52%

II-VI Inc. (b)	491,043	23,226,334
Littelfuse, Inc.	141,415	27,984,614
		51,210,948

Electronic Equipment & Instruments–3.48%

Cognex Corp.	596,830	33,315,051
National Instruments Corp.	493,329	23,842,590
Trimble Inc. (b)	616,017	26,772,099
Zebra Technologies Corp. -Class A (b)	187,940	33,233,430
		117,163,170

Financial Exchanges & Data–0.66%

MarketAxess Holdings, Inc.	124,319	22,189,698

Footwear–0.84%

Steven Madden, Ltd.	535,045	28,303,881

Health Care Equipment–3.70%

Cantel Medical Corp.	248,396	22,867,336
DexCom Inc. (b)	256,275	36,657,576
Hill-Rom Holdings, Inc.	264,988	25,014,867
Integra LifeSciences Holdings Corp. (b)	420,092	27,671,460
Nevro Corp. (b)	212,997	12,140,829
		124,352,068

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–1.68%

Encompass Health Corp.	429,667	$33,492,542
Select Medical Holdings Corp. (b)	1,252,842	23,052,293
		56,544,835

Health Care Services–1.75%

BioTelemetry, Inc. (b)	409,408	26,386,346
Chemed Corp.	101,385	32,400,618
		58,786,964

Health Care Supplies–2.96%

Align Technology, Inc. (b)	84,019	32,869,913
Avanos Medical, Inc. (b)	523,149	35,835,707
ICU Medical, Inc. (b)	109,315	30,908,816
		99,614,436

Health Care Technology–0.58%

Medidata Solutions, Inc. (b)	266,188	19,514,242

Industrial Machinery–3.68%

Hillenbrand, Inc.	22,019	1,151,594
ITT Inc.	493,425	30,227,215
John Bean Technologies Corp.	241,325	28,790,073
Kennametal Inc.	484,448	21,102,555
Lincoln Electric Holdings, Inc.	227,542	21,261,524
Timken Co. (The)	427,951	21,333,357
		123,866,318

Interactive Home Entertainment–1.02%

Take-Two Interactive Software, Inc. (b)	249,413	34,416,500

Investment Banking & Brokerage–1.67%

Evercore Inc. -Class A	319,883	32,164,235
LPL Financial Holdings, Inc.	370,431	23,896,504
		56,060,739

IT Consulting & Other Services–1.73%

Booz Allen Hamilton Holding Corp.	635,364	31,533,115
EPAM Systems, Inc. (b)	193,830	26,690,391
		58,223,506

Leisure Facilities–0.73%

Six Flags Entertainment Corp.	350,180	24,449,568

Leisure Products–0.75%

Brunswick Corp.	373,783	25,050,937

Life & Health Insurance–0.80%

American Equity Investment Life Holding Co.	758,295	26,813,311

Life Sciences Tools & Services–2.29%

Bio-Techne Corp.	194,457	39,690,618
PerkinElmer, Inc.	383,542	37,307,131
		76,997,749

Managed Health Care–1.66%

HealthEquity, Inc. (b)	590,225	55,723,142

	Shares	Value

Metal & Glass Containers–0.75%

Berry Global Group, Inc. (b)	522,861	$25,301,244

Movies & Entertainment–0.38%

IMAX Corp. (b)	497,044	12,823,735

Multi-Line Insurance–0.73%

American Financial Group, Inc.	221,961	24,631,012

Office Services & Supplies–0.35%

MSA Safety Inc.	109,554	11,660,928

Oil & Gas Drilling–0.46%
Patterson-UTI Energy, Inc.	906,295	15,506,707

Oil & Gas Equipment & Services–0.61%

Oil States International, Inc. (b)	621,379	20,629,783

Oil & Gas Exploration & Production–1.72%

Centennial Resource Development, Inc. -Class A (b)	1,199,226	26,203,088
Laredo Petroleum, Inc. (b)	1,276,652	10,430,247
Parsley Energy, Inc. -Class A (b)	726,662	21,254,863
		57,888,198

Oil & Gas Refining & Marketing–0.80%

PBF Energy Inc. -Class A	542,226	27,062,500

Packaged Foods & Meats–0.69%

Lancaster Colony Corp.	155,239	23,163,211

Pharmaceuticals–3.09%

Aerie Pharmaceuticals, Inc. (b)	421,272	25,929,292
Catalent, Inc. (b)	626,842	28,552,653
GW Pharmaceuticals PLC -ADR (United Kingdom)(b)	163,768	28,289,284
Intersect ENT, Inc. (b)	741,998	21,332,443
		104,103,672

Property & Casualty Insurance–1.35%

Hanover Insurance Group Inc. (The)	207,909	25,649,733
RLI Corp.	250,262	19,665,588
		45,315,321

Regional Banks–3.21%

BankUnited, Inc.	457,012	16,178,225
Cathay General Bancorp	593,454	24,592,734
Cullen/Frost Bankers, Inc.	252,396	26,360,238
MB Financial, Inc.	499,904	23,050,573
Sterling Bancorp	809,518	17,809,396
		107,991,166

Research & Consulting Services–1.44%

CoStar Group Inc. (b)	115,473	48,595,657

Restaurants–2.88%

Dunkin’ Brands Group, Inc.	368,969	27,200,395
Jack in the Box Inc.	189,857	15,915,712
Texas Roadhouse, Inc.	451,300	31,270,577

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Restaurants-(continued)

Wendy’s Co. (The)	1,306,718	$22,397,147
		96,783,831

Security & Alarm Services–0.76%

Brink’s Co. (The)	364,107	25,396,463

Semiconductor Equipment–0.52%

MKS Instruments, Inc.	217,388	17,423,648

Semiconductors–4.05%

Integrated Device Technology, Inc. (b)	758,269	35,646,226
Monolithic Power Systems, Inc.	177,194	22,243,163
Power Integrations, Inc.	257,933	16,301,366
Semtech Corp. (b)	588,349	32,712,204
Silicon Laboratories Inc. (b)	317,773	29,171,561
		136,074,520

Specialized REITs–0.49%

CubeSmart	580,656	16,566,116

Specialty Chemicals–1.64%

Ingevity Corp. (b)	290,529	29,599,095
PolyOne Corp.	581,903	25,440,799
		55,039,894

Specialty Stores–1.19%

Five Below, Inc. (b)	308,378	40,107,643

Systems Software–3.50%

CommVault Systems, Inc. (b)	437,253	30,607,710
Proofpoint, Inc. (b)	238,526	25,362,470
Qualys, Inc. (b)	365,003	32,521,767
SailPoint Technologies Holdings, Inc. (b)	862,322	29,336,194
		117,828,141

Trading Companies & Distributors–1.27%

Univar Inc. (b)	696,976	21,369,284
Watsco, Inc.	120,533	21,466,927
		42,836,211

Trucking–2.16%

Knight-Swift Transportation Holdings Inc.	580,012	19,998,814
Landstar System, Inc.	209,711	25,584,742
Old Dominion Freight Line, Inc.	168,389	27,154,410
		72,737,966
Total Common Stocks & Other Equity Interests (Cost $1,972,295,704)		3,248,818,184

	Shares	Value

Money Market Funds–3.62%

Invesco Government & Agency Portfolio – Institutional Class, 1.97% (d)	59,244,397	$59,244,397
Invesco Liquid Assets Portfolio –Institutional Class, 2.15% (d)	45,287,859	45,301,445
Invesco Treasury Portfolio –Institutional Class, 1.97% (d)	17,321,673	17,321,673
Total Money Market Funds (Cost $121,862,144)		121,867,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $2,094,157,847)		3,370,685,699

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.21%

Invesco Government & Agency Portfolio –Institutional Class, 1.97% (Cost $7,157,267)(d)(e)	7,157,267	7,157,267
TOTAL INVESTMENTS IN SECURITIES–100.41% (Cost $2,101,315,115)		3,377,842,966
OTHER ASSETS LESS LIABILITIES–(0.41)%		(13,840,351)

NET ASSETS–100.00%		$3,364,002,615

Investment Abbreviations:

ADR      — American Depositary Receipt

REIT      — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2018.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2018.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to

Invesco Small Cap Growth Fund

D.	Securities Lending – (continued)

counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2018, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended September 30, 2018, there were no material transfers between valuation levels.

Invesco Small Cap Growth Fund

Item 2. Controls and Procedures.

(a)

As of November 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.